As filed with the U.S. Securities and Exchange Commission on August  2, 2018

1933 Act File No. 333- 225333

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

Pre-Effective Amendment No. 1 [X]                                                                                                                                                                                       Post-Effective Amendment No. ___ [  ]

Managed Portfolio Series
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, Zip Code)

(414) 287-3700
(Registrant’s Telephone Number)

James R. Arnold, President and Principal Executive Officer
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Title of Securities being Registered: Adviser Class and Class C shares of the Olstein All Cap Value Fund and Adviser Class, Class A and Class C shares of the Olstein Strategic Opportunities Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

The Olstein Funds
4 Manhattanville Road
Purchase, NY 10577

August 3 , 2018

Dear Fellow Shareholders,

We are pleased to announce that a Special Joint Meeting of Shareholders of the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund has been scheduled so that shareholders can vote on a proposal to reorganize our two mutual funds on a tax-free basis into a lower-cost investment company operating structure.  Olstein Capital Management, L.P. (“Olstein Capital”) will continue managing each reorganized fund with no change in the investment objective, philosophy or investment team.  We look forward to receiving shareholder approval.

The Special Joint Meeting of Shareholders is scheduled for September 12, 2018, at 10:00 a.m. Eastern time, at the offices of Olstein Capital at the address listed above.  At the meeting, shareholders of each Olstein fund will vote on a proposal to reorganize their fund into a corresponding newly created Olstein mutual fund within Managed Portfolio Series, a registered investment company operated by the Olstein funds' current service provider, U.S. Bancorp Fund Services, LLC, which is currently comprised of 38 separate mutual funds with more than $8 billion in assets.  Each new Olstein fund within Managed Portfolio Series (“Acquiring Fund”) has been created specifically to continue the operation of the corresponding Olstein fund without interruption, has the same fund name and share class ticker symbols, retains Olstein Capital as investment manager, is managed according to the same investment objective and investment philosophy, and will carry forward the fund’s financial and performance history.  The proposed reorganization provides continuity of service and support for the funds and shareholders while providing cost savings and efficiencies associated with being part of a larger investment company.

The Olstein Funds Board of Trustees believes that the proposed reorganization of each Olstein fund into the corresponding Acquiring Fund is in the best interests of shareholders and, for the reasons described in the attached Proxy Statement/Prospectus, recommends that you vote "FOR" the proposed reorganization for your Olstein fund.

The attached Proxy Statement/Prospectus has been prepared to give you information about the proposal.

All shareholders are cordially invited to attend the Special Joint Meeting of Shareholders.  Whether or not you are planning to attend the meeting, we need your vote!  To avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible.

You can vote in one of four ways:
• By Internet through the website listed in the proxy voting instructions
• By telephone using the toll-free number listed in the proxy voting instructions
• By mail with the enclosed proxy card(s)
• In person at the Meeting on September 12, 2018

If you have any questions, please do not hesitate to call (800) 799-2113. Thank you for taking the time to consider this important proposal, and for your continuing investment in the Olstein funds.

Sincerely,

Robert A. Olstein
Chairman and President

The Olstein Funds
4 Manhattanville Road
Purchase, New York 10577
(914) 269-6100

Notice of Special Joint Meeting of Shareholders of
Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund

A special joint meeting of shareholders of the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund, each of which are series of The Olstein Funds, has been scheduled for September 12, 2018 at 10:00 a.m. at the offices of Olstein Capital Management, L.P., 4 Manhattanville Road, Purchase, NY 10577, so that shareholders of each fund can vote on the following reorganization proposal for their fund, along with any other matters that may properly come before the special joint meeting or any adjournment or postponement thereof:

Proposal for Olstein All Cap Value Fund:  To approve an Agreement and Plan of Reorganization between The Olstein Funds and Managed Portfolio Series which provides for the reorganization of the Olstein All Cap Value Fund into a newly created mutual fund within Managed Portfolio Series which is also called the Olstein All Cap Value Fund.

Proposal for Olstein Strategic Opportunities Fund:  To approve an Agreement and Plan of Reorganization between The Olstein Funds and Managed Portfolio Series which provides for the reorganization of the Olstein Strategic Opportunities Fund into a newly created mutual fund within Managed Portfolio Series which is also called the Olstein Strategic Opportunities Fund.

Fund shareholders of record as of the close of business on July 6, 2018 are entitled to notice of, and to vote at, the special joint meeting or any adjournment thereof.  The shareholders of each fund will vote separately on the proposal for their fund.  The proposed reorganization of the funds will only be completed if shareholders of each fund approve the proposal for their fund.

The Olstein Funds Board of Trustees has approved the Agreement and Plan of Reorganization on behalf of each Olstein fund and recommends that shareholders of each Olstein fund cast their vote “FOR” the reorganization proposal for their fund as described in the accompanying Proxy Statement/Prospectus.

Please vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.  If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.  Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the joint shareholder meeting and voting in person.

By order of the Board of Trustees,

/s/ Robert A. Olstein

Robert A. Olstein
Chairman and President
August 3 , 2018

Olstein All Cap Value Fund Olstein Strategic Opportunities Fund each a series of The Olstein Funds 4 Manhattanville Road Purchase, New York 10577 (914) 269-6100	Olstein All Cap Value Fund Olstein Strategic Opportunities Fund each a series of Managed Portfolio Series 615 East Michigan Street Milwaukee, Wisconsin 53202 (414) 287-3700

Proxy Statement/Prospectus
August 3 , 2018

This Proxy Statement/Prospectus is provided in connection with the solicitation of proxies to be voted at a special joint meeting of shareholders (the “Meeting”) of the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund (each, a “Target Olstein Fund,” and together, the “Target Olstein Funds”), each of which is a series of The Olstein Funds (the “Olstein Trust”).  The Meeting is scheduled for September 12, 2018 at 10:00 a.m. at the offices of Olstein Capital Management, L.P. (“Olstein Capital”), 4 Manhattanville Road, Purchase, NY 10577.

The purpose of the Meeting is for shareholders of each Target Olstein Fund to vote to approve an Agreement and Plan of Reorganization (the “Plan”) under which each Target Olstein Fund would be reorganized into a separate corresponding newly-created mutual fund (each, an “Acquiring Fund”) within Managed Portfolio Series (the “Acquiring Trust”) (the “Reorganization”).  The Acquiring Funds have the same name, investment objective, investment philosophy and investment manager (Olstein Capital) as the corresponding Target Olstein Funds.   As more fully described in this Proxy Statement/Prospectus, the primary purpose of the Reorganization is to provide shareholders with the opportunity to benefit from lower annual fund operating expenses within a larger investment company comprised of numerous funds.

If Target Olstein Fund shareholders vote to approve the Plan, shareholders of each Target Olstein Fund will receive corresponding Acquiring Fund shares in the Reorganization (in the same share class as their current investment) having a total dollar value equal to the value of their investment in the Target Olstein Fund immediately prior to the Reorganization, as determined pursuant to the Plan.  Each Target Olstein Fund will then be liquidated and dissolved.  The table below shows the Target Olstein Funds and corresponding Acquiring Funds (and share classes):

Target Olstein Funds (series of the Olstein Trust)	Acquiring Funds (series of the Acquiring Trust)
Olstein All Cap Value Fund Class C Adviser Class	Olstein All Cap Value Fund Class C Adviser Class

Olstein Strategic Opportunities Fund Class A Class C Adviser Class	Olstein Strategic Opportunities Fund Class A Class C Adviser Class

Each Reorganization is anticipated to be a tax-free transaction.  The Olstein Trust’s Board of Trustees has approved the Plan and has determined that the Reorganization is in the best interests of each Target Olstein Fund and their respective shareholders and will not dilute the interests of the existing shareholders of either fund.  Accordingly, the Olstein Trust’s Board of Trustees recommends that shareholders of each Target Olstein Fund vote “FOR” the proposal.

The Olstein Trust’s Board of Trustees has fixed the close of business on July 6, 2018 as the record date (“Record Date”) for the determination of Target Olstein Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof.  Shareholders will be entitled to one vote for each share of the Target Olstein Fund held (and a proportionate fractional vote for each fractional share held).  The shareholders of each Target Olstein Fund will vote separately on the proposal for their fund, and the Reorganization will only take place if shareholders of each Target Olstein Fund approve the proposal for their fund.

This Proxy Statement/Prospectus sets forth concisely the information about the Reorganization and the Acquiring Funds that you should consider before voting on the Plan and investing in an Acquiring Fund.  You should retain this information for future reference.  The Olstein Trust and Acquiring Trust are separate registered open-end management investment companies.  This Proxy Statement/Prospectus, the enclosed Notice of Special Joint Meeting of Shareholders, and the enclosed proxy card will be mailed to eligible shareholders on or about August 3, 2018.

Additional information is available in the following materials:

•	Prospectus dated October 31, 2017 for the Target Olstein Funds (“Target Olstein Funds Prospectus”) (File no. 811-09038)

•	Statement of Additional Information dated October 31, 2017 for the Target Olstein Funds (“Target Olstein Funds SAI”) (File no. 811-09038)

•	Prospectus dated July 13, 2018 as revised August 2, 2018 for the Acquiring Funds (“Acquiring Funds Prospectus”) (File No. 811-22525)

•	Statement of Additional Information dated July 13, 2018 as revised August 2, 2018 for the Acquiring Funds (“Acquiring Funds SAI”)

•
The audited financial statements and related report of the independent public accounting firm included in the Target Olstein Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2017 (“Target Olstein Funds Annual Report”).  The financial highlights for the Target Olstein Funds contained in the Target Olstein Funds Annual Report are included in this Proxy Statement/Prospectus as Exhibit C

•
The Target Olstein Funds’ unaudited financial statements included in the Target Olstein Funds Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2017 (the “Target Olstein Funds Semi-Annual Report”). The financial highlights for the Target Olstein Funds contained in the Target Olstein Funds Semi-Annual Report are included in this Proxy Statement/Prospectus as Exhibit C

The Acquiring Funds are newly organized and currently have no assets or liabilities. The Acquiring Funds were created specifically in connection with the Plan for the purpose of acquiring the assets and liabilities of the Target Olstein Funds in exchange for shares of the Acquiring Funds and will not commence operations until the date of the Reorganization. The Acquiring Funds do not have any annual or semiannual reports to date.

The Target Olstein Funds Prospectus and Acquiring Funds Prospectus are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus.  A copy of the Acquiring Funds Prospectus accompanies this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus (“Proxy Statement SAI”) also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus.  The Target Olstein Funds Prospectus, Target Olstein Funds SAI, Target Olstein Funds Annual Report and Target Olstein Funds Semi-Annual Report are available on the Target Olstein Funds’ website at http://www.olsteinfunds.com.

The documents listed above are on file with the U.S. Securities and Exchange Commission (the “SEC”).  Copies of these documents are also available at no cost by calling 800-799-2113, by sending an e-mail request to info@olsteinfunds.com or by writing to the Acquiring Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.

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NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

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SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the Prospectuses and SAIs of the Funds.  Shareholders should read the entire Proxy Statement/Prospectus, the Acquiring Funds Prospectus (which accompanies this Proxy Statement/Prospectus), the Target Olstein Funds Prospectus, the Acquiring Funds SAI, and the Target Olstein Funds SAI carefully for more complete information.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in one or more of the Target Olstein Funds as of the Record Date and, therefore, have the right to vote on the very important reorganization proposal described herein concerning the Target Olstein Funds.  This Proxy Statement/Prospectus contains information that shareholders should know before voting on the proposal.  This document is both a proxy statement of the Target Olstein Funds and also a prospectus for the Acquiring Funds.

On What am I being asked to Vote?

You are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) under which each Target Olstein Fund would be reorganized into a corresponding mutual fund (an “Acquiring Fund”) within Managed Portfolio Series (the “Acquiring Trust”).  The Plan provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Olstein Funds by the corresponding Acquiring Funds in exchange for shares of the corresponding Acquiring Funds; (b) the distribution of shares of the corresponding classes of the Acquiring Funds to the shareholders of the Target Olstein Funds; and (c) the liquidation and termination of the Target Olstein Funds and the Olstein Trust (the “Reorganization”).

Each Acquiring Fund has the same name, investment objective and investment philosophy as the corresponding Target Olstein Fund.  The Acquiring Funds have been newly established by the Acquiring Trust solely for the purpose of effecting the Reorganization and currently have no assets.

As a result of the Reorganization (if approved by shareholders), a Target Olstein Fund shareholder will become a shareholder of the same class of shares of the corresponding Acquiring Fund and will receive shares in the corresponding Acquiring Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Olstein Fund immediately prior to the Reorganization.

What are the reasons for the proposed Reorganization?

As more fully described in this Proxy Statement/Prospectus, the primary purpose of the Reorganization is to provide shareholders with the opportunity to continue their Olstein mutual fund investment while benefiting from lower annual fund operating expenses within a larger investment company comprised of numerous funds.

The Olstein Trust is a registered investment company created by Olstein in 1996, which consists entirely of the two Target Olstein Funds advised by Olstein Capital which, as of June 30, 2018, had a combined total of approximately $784 million in assets.  The Acquiring Trust is a multi-series registered investment company created and operated by the Olstein Trust’s long-standing back office service provider, U.S. Bancorp Fund Services, LLC (“USBFS”).  It is designed to allow third-party advisers to create and manage separate mutual funds within the Acquiring Trust and thereby benefit from efficiencies and economies of scale associated with sharing a common investment company structure with other mutual funds.  The Acquiring Trust consists of 38 separate mutual funds with approximately $8.4 billion in combined assets managed by 20 different investment advisers.  The Acquiring Trust is able to spread certain trust level overhead expenses over a greater number of funds and a significantly larger asset base, resulting in a lower per-fund operating cost structure than the Olstein Trust.  In addition, Olstein Capital negotiated more favorable fund level servicing fees with USBFS in connection with the Reorganization.  Olstein Capital and the Board anticipate that, following the proposed Reorganization, each Acquiring Fund’s annual fund operating expenses will be lower than the corresponding Target Olstein Fund’s current annual fund operating expenses.  See “How do the Funds’ expenses compare?” below.

In considering the Plan and the Reorganization, the Board of Trustees of the Olstein Trust considered these and other factors in concluding that the Reorganization would be in the best interest of each Target Olstein Fund and its shareholders.  The Board’s considerations are described in more detail in the “Board Considerations in Approving the Reorganization” section below.

Will	the Acquiring Funds have different portfolio managers than the Target Olstein Funds?

No.  The same Olstein Capital portfolio management team that currently serves the Target Olstein Funds (Robert Olstein and Eric Heyman) will continue as the portfolio management team for the Acquiring Funds, supported by the same analysts and traders.  The Reorganization is simply intended to move the funds to a lower cost structure, and the investment advisory services provided by Olstein Capital will remain the same, with no change in personnel.  The Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals who comprise the portfolio management teams.

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Has the Board of Trustees approved the Reorganization?

Yes. The Board of Trustees of the Olstein Trust carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Olstein Funds vote “For” the Plan and Reorganization.

What effect will the Reorganization have on me as a shareholder?

As a result of the Reorganization, you will become a shareholder of the Acquiring Fund which corresponds to the Target Olstein Fund you now own.  Immediately after the Reorganization, you will own shares of the Acquiring Fund having a total dollar value equal to the dollar value of the shares of the corresponding Target Olstein Fund that you owned immediately prior to the Reorganization.  The Acquiring Funds each have share classes identical to the classes currently existing in the Target Olstein Funds, so you will own shares of the same class of the Acquiring Fund as you owned of the Target Olstein Fund.  Olstein Capital will serve as the investment adviser to each Acquiring Fund, and will continue to manage the assets according to the same investment objective and investment philosophy currently in effect for each Target Olstein Fund.

The main effect of the Reorganization is expected to be lower future operating expenses.

Any differences between the Olstein Trust/Target Olstein Funds and corresponding Acquiring Trust/Acquiring Funds are described in this Proxy Statement/Prospectus.  The Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Funds.

How do the Funds’ investment objectives, principal investment strategies and principal risks compare?

Each Acquiring Fund and corresponding Target Olstein Fund have identical investment objectives and are managed according to the same Olstein investment philosophy, as described below.  In addition, because the principal investment strategies of each Acquiring Fund are substantially the same as those of the corresponding Target Olstein Fund, most of the principal investment risks of the Acquiring Funds are generally the same as the principal investment risks of owning shares of the corresponding Target Olstein Funds, as described below.  As described more fully in this Proxy Statement/ Prospectus, certain fundamental and non-fundamental investment restrictions of the Target Olstein Funds will be different in the Acquiring Funds, however, none of these changes are expected to cause either of the portfolio management teams to make any changes in their strategies or the day-to-day decisions made in managing the Acquiring Funds.

The Target All Cap Value Fund and Acquiring All Cap Value Fund

Both the Target All Cap Value Fund and Acquiring All Cap Value Fund seek long-term capital appreciation as a primary investment objective with income as a secondary objective.  The principal investment strategies of each Fund are substantially the same.  Both the Target All Cap Value Fund and Acquiring All Cap Value Fund invest primarily in a diversified portfolio of common stocks that Olstein Capital believes are undervalued.  For each Fund, Olstein Capital follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company's underlying business.  Each Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow (after capital expenditures and working capital needs).  Unlike the Target All Cap Value Fund, the Acquiring All Cap Value Fund may invest other investment companies, exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to appropriate sectors or portions of the U.S. equity markets while maintaining liquidity.
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Because of the substantially similar investment strategies of the Target All Cap Value Fund and the Acquiring All Cap Value Fund, their principal investment risks are substantially the same.

The Target Strategic Opportunities Fund and the Acquiring Strategic Opportunities Fund

Both the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund seek long-term capital appreciation as a primary investment objective with income as a secondary objective.  The principal investment strategies of each Fund are substantially the same.  Both the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund invest primarily in common stocks of small- and mid-sized companies ("small-cap" or "mid-cap" stocks) that Olstein Capital, believes are selling at a discount to private market value.  Each Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow (after capital expenditures and working capital needs).  Each Fund considers "small- and mid-sized companies" to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of August 31, 2017, the Index's weighted average market capitalization was approximately $4.629 billion.)

Because of the substantially similar investment strategies of the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund, their principal investment risks are substantially the same.

How do the Funds’ expenses compare?

The following tables compare the annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Target Olstein Funds with estimated (pro forma) expense ratios of the Acquiring Funds.  The expense ratios of the Acquiring Funds are expected to be lower than the expense ratios of the corresponding Target Olstein Funds. The (pro forma) expense ratios show projected estimated expenses, but actual expenses may be higher or lower than those shown.

All Cap Value Fund Adviser Class Shares
Shareholder Fees (fees paid directly from your investment)	Target All Cap Value Fund	Acquiring All Cap Value Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None
Redemption Fee(1)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target All Cap Value Fund	Acquiring All Cap Value Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None
Other Expenses	0.25%	0.16%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%
Total Annual Fund Operating Expenses(3)	1.27%	1.18%

(1)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(2)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

(3)
The “Total Annual Fund Operating Expenses” for the Target All Cap Value Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring All Cap Value Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

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All Cap Value Fund Class C Shares

Shareholder Fees (fees paid directly from your investment)	Target All Cap Value Fund	Acquiring All Cap Value Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	1.00%	1.00%
Redemption Fee(1)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target All Cap Value Fund	Acquiring All Cap Value Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	1.00%
Other Expenses	0.25%	0.16%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%
Total Annual Fund Operating Expenses(3)	2.27%	2.18%

(1)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(2)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses

(3)
The “Total Annual Fund Operating Expenses” for the Target All Cap Value Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring All Cap Value Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

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Strategic Opportunities Fund Adviser Class Shares

Shareholder Fees (fees paid directly from your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None
Redemption Fee(1)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None
Other Expenses	0.36%	0.31%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.37%	1.32%
Less : Fee Waiver	(0.01)% (3)	None(4)
Plus: Fee Recoupment	None(3)	None(4)
Total Annual Fund Operating Expenses After Fee Waiver or Recoupment	1.36%(5)	1.32%(5)

(1)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(2)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

(3)
Olstein Capital has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of each of Adviser Class, Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses").  Olstein Capital may seek reimbursement of its waived fees and expenses borne for a three-year period following the date of such fee waivers and expense payments, provided that the reimbursement by the Fund to Olstein Capital will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual expense limitation arrangement will remain in effect until at least October 28, 2018 and may not be terminated by Olstein Capital during its term. If the Reorganization is completed, Olstein Capital has agreed to forego seeking reimbursement of fees waived or expenses paid under this agreement.

(4)
Olstein Capital has contractually agreed to waive its management fees and/or pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses of each class of shares (excluding Rule 12b-1 fees, shareholder servicing fees, AFFE, interest expense, taxes, and non-routine expenses) do not exceed 1.35% of the average daily net assets of the Fund.  Fees waived and expenses paid by Olstein Capital under this Operating Expenses Limitation Agreement may be recouped by Olstein Capital for a period of thirty-six months following the date such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver or expense payment occurred, or at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or Olstein Capital.

(5)
The “Total Annual Fund Operating Expenses” for the Target Strategic Opportunities Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring Strategic Opportunities Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

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Strategic Opportunities Fund Class A Shares

Shareholder Fees (fees paid directly from your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (PRO FORMA)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None(1)
Redemption Fee(2)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (PRO FORMA)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%
Other Expenses	0.36%	0.31%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.62%	1.57%
Less : Fee Waiver	(0.01)%(4)	None(5)
Plus: Fee Recoupment	None(4)	None(5)
Total Annual Fund Operating Expenses After Fee Waiver or Recoupment	1.61%(6)	1.57%(6)

(1)	Purchases of $1 million or more, or purchase into account(s) with accumulated value of $1 million or more, that were not subject to a CDSC of 1.00% if sold within one year of the purchase date.
(2)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(3)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

(4)
Olstein Capital has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of each of Adviser Class, Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses").  Olstein Capital may seek reimbursement of its waived fees and expenses borne for a three-year period following the date of such fee waivers and expense reimbursements, provided that the reimbursement by the Fund to Olstein Capital will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual fee waiver will remain in effect until at least October 28, 2018 and may not be terminated by Olstein Capital during its term.  If the Reorganization is completed, Olstein Capital has agreed to forego seeking reimbursement of fees waived or expenses paid under this agreement.

(5)
Olstein Capital has contractually agreed to waive its management fees and/or pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses of each class of shares (excluding Rule 12b-1 fees, shareholder servicing fees, AFFE, interest expense, taxes, and non-routine expenses) do not exceed 1.35% of the average daily net assets of the Fund.  Fees waived and expenses paid by Olstein Capital under this Operating Expenses Limitation Agreement may be recouped by Olstein Capital for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver or expense payment occurred, or at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or Olstein Capital.

(6)
The “Total Annual Fund Operating Expenses” for the Target Strategic Opportunities Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring Strategic Opportunities Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

Table Contents - Prospectus

Strategic Opportunities Fund Class C Shares

Shareholder Fees (fees paid directly from your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (PRO FORMA)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	1.00%	1.00%
Redemption Fee(1)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (PRO FORMA)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	1.00%
Other Expenses	0.36%	0.31%
Acquired Fund Fees and Expenses(2)	0.02%	0.01%
Total Annual Fund Operating Expenses	2.37%	2.32%
Less : Fee Waiver	(0.01)% (3)	None(4)
Plus: Fee Recoupment	None(3)	None(4)
Total Annual Fund Operating Expenses After Fee Waiver or Recoupment	2.36%(5)	2.32%(5)

(1)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(2)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

(3)
Olstein Capital has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of each of Adviser Class, Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses").  Olstein Capital may seek reimbursement of its waived fees and expenses borne for a three-year period following the date of such fee waivers and expense reimbursements, provided that the reimbursement by the Fund to Olstein Capital will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual fee waiver will remain in effect until at least October 28, 2018 and may not be terminated by Olstein Capital during its term. If the Reorganization is completed, Olstein Capital has agreed to forego seeking reimbursement of fees waived or expenses paid under this agreement for the Target Strategic Opportunities Fund.

(4)
Olstein Capital has contractually agreed to waive its management fees and/or pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses of each class of shares (excluding Rule 12b-1 fees, shareholder servicing fees, AFFE, interest expense, taxes, and non-routine expenses) do not exceed 1.35% of the average daily net assets of the Fund.  Fees waived and expenses paid by Olstein Capital under this Operating Expenses Limitation Agreement may be recouped by Olstein Capital for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver or expense payment occurred, or at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or Olstein Capital.

(5)
The “Total Annual Fund Operating Expenses” for the Target Strategic Opportunities Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring Strategic Opportunities Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

Table Contents - Prospectus

Expense Example

The expense examples below are intended to help you compare the costs of investing in a Target Olstein Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds.  The examples assume you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the operating expenses (including capped expenses for the Funds for the periods described in the footnotes to the fee tables) remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target All Cap Value Fund	One Year	Three Years	Five Years	Ten Years
Adviser Class	$129	$403	$697	$1,534
Class C (assuming sale of all shares at the end of period)	$330	$709	$1,215	$2,605
Class C (assuming no sale of shares)	$230	$709	$1,215	$2,605

Acquiring All Cap Value Fund	One Year	Three Years	Five Years	Ten Years
Adviser Class	$120	$375	$649	$1,432
Class C (assuming sale of all shares at the end of period)	$321	$682	$1,169	$2,513
Class C (assuming no sale of shares)	$221	$682	$1,169	$2,513

Target Strategic Opportunities Fund	One Year	Three Years	Five Years	Ten Years
Adviser Class	$138	$433	$749	$1,645
Class A	$705	$1,032	$1,382	$2,365
Class C (assuming sale of all shares at the end of period)	$339	$739	$1,265	$2,705
Class C (assuming no sale of shares)	$239	$739	$1,265	$2,705

Acquiring Strategic Opportunities Fund	One Year	Three Years	Five Years	Ten Years
Adviser Class	$134	$418	$723	$1,590
Class A	$701	$1,018	$1,358	$2,315
Class C (assuming sale of all shares at the end of period)	$335	$724	$1,240	$2,656
Class C (assuming no sale of shares)	$235	$724	$1,240	$2,656

Table Contents - Prospectus

How do the performance records of the Funds compare?

If the Reorganization is approved, each Acquiring Fund will assume the performance history of the corresponding Target Olstein Fund.  The Acquiring Funds do not have performance history because they have not yet commenced operations.  Historical performance information for the Target Olstein Funds is presented in the Acquiring Funds Prospectus dated July 13, 2018 as revised August 2, 2018, which is included with this Proxy Statement/Prospectus.

How do the investment advisory and distribution arrangements for the Funds compare?

Investment Advisory.  Olstein Capital serves as the investment adviser for both the Target Olstein Funds and the Acquiring Funds, so the Acquiring Funds will continue to be managed by portfolio managers Robert Olstein and Eric Heyman, together with the Olstein Capital investment team’s analysts and traders.  Olstein Capital is located at 4 Manhattanville Road, Purchase New York 10577-2119.  Olstein Capital is organized as a New York limited partnership and is controlled and operated by its general partner, Olstein Advisers, LLC, a Delaware limited liability company, which is majority owned by Olstein, Inc.  Olstein, Inc. is wholly owned by Robert A. Olstein and his heirs.  As of June 30, 2018 Olstein Capital serves as investment adviser to the Target Olstein Funds and an institutional client account.

The contractual advisory fee for the Target All Cap Value Fund and the Acquiring All Cap Value Fund is identical.  The contractual advisory fee for the Target Strategic Opportunities Fund and the Acquiring Strategic Opportunities Fund is identical.  The advisory fees, as a percentage of each Fund’s average daily net assets, are set forth below.

Fund Assets	Management Fee

All Cap Value Fund
On the first $1 billion	1.00%
Over $1 billion up to $1.5 billion	0.95%
Over $1 billion up to $1.5 billion	0.90%
Over $1.5 billion up to $2.0 billion	0.85%
Over $2.0 billion up to $2.5 billion	0.80%
Over $2.5 billion up to $3.0 billion	0.75%
Over $3.0 billion

Strategic Opportunities Fund
All assets	1.00%

Distribution.  Olstein Capital serves as the principal underwriter and national distributor for the Target Olstein Funds.  Olstein Capital is located at 4 Manhattanville Road, Purchase New York 10577-2119.  Compass Distributors, LLC (“Compass”), an affiliate of Foreside Distributors, LLC, acts as the distributor of shares of the Acquiring Funds.  The address of Compass is Three Canal Plaza, 3rd Floor, Portland, Maine 04101.

The Olstein Capital personnel responsible for distribution of the Target Olstein Funds, led by Erik K. Olstein, President of the Olstein Trust, will continue to be responsible for distribution, marketing, and sales of the Acquiring Funds following the Reorganization, in the same manner as they currently provide services relating to the Target Olstein Funds.  The Olstein Capital personnel will continue to provide such services as registered representatives of Compass.  Compass will provide fund distribution infrastructure and support including review of sales literature and marketing materials, access to electronic trading networks for fund shares, and will serve as the fund distributor party to sales and service agreements with selling dealers and others under which shares of the Acquiring Funds are made available to investors through their brokers or financial advisors.

How do the Funds’ other service providers compare?

The Reorganization involves significant continuity of service providers.  In addition to Olstein Capital continuing as investment adviser and Olstein Capital personnel continuing to provide distribution services, the following table identifies the other principal service providers of the Target Olstein Funds and the Acquiring Funds:
Table Contents - Prospectus

SERVICE PROVIDER	TARGET OLSTEIN FUNDS	ACQUIRING FUNDS
Accounting Services/Administrator	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank, National Association	U.S. Bank, National Association
Independent Registered Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

They are the same.  You may purchase or redeem shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase shares at a Fund’s net asset value (“NAV”) per share, plus any applicable sales charge, calculated after the Funds' Transfer Agent receives and accepts your purchase order in proper form.  The minimum initial investment for a shareholder of any class of the Funds is $1,000. The minimum subsequent investment for each Fund is $100. Each Fund reserves the right to vary or waive the initial and subsequent minimum investment requirements at any time.  None of these policies or procedures will change as a result of the Reorganization.  Target Olstein Fund shares may be exchanged for shares of the other series of the Olstein Trust. Acquiring Fund shares may be exchanged for shares of the other series of the Acquiring Trust that Olstein Capital manages.  For more information on the purchase and redemption procedures and exchange policies of the Funds, see the Funds’ respective prospectuses.

How do the Funds’ sales charges and distribution arrangements compare?

Each Acquiring Fund has sales charges and distribution arrangements which are identical to those of its corresponding Target Olstein Fund.  The Adviser Class of each Fund is not subject to any sales charges, Rule 12b-1 distribution fees or shareholder servicing plan fees.  Class C shares of each Fund are subject to a 1.00% contingent deferred sales charge on shares that are redeemed within one year of purchase and an annual 1.00% Rule 12b-1 distribution fee. Class A shares of the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund are subject to a maximum front end sales load of 5.50%, a 1.00% contingent deferred sales charge on purchases of $1 million or more that were not subject to a front-end sales load and an annual 0.25% Rule 12b-1 distribution fee.  The All Cap Value Fund recently registered Class A shares with the same attributes which will be offered to investors following the Reorganization.

Will there be any tax consequences resulting from the Reorganization?

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.  This means that, in general, the shareholders of each Target Olstein Fund will recognize no gain or loss for U.S. federal income tax purposes upon the exchange of all of their shares in the applicable Target Olstein Fund for shares in the corresponding Acquiring Fund.  Each Target Olstein Fund anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization.  In addition, the tax basis and holding period of a shareholder’s Target Olstein Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives as a result of the Reorganization.  At any time prior to the consummation of the Reorganization, Target Olstein Fund shareholders may redeem their Target Olstein Fund shares, generally resulting in the recognition of gain or loss to such shareholders for U.S. federal income tax purposes.  This Proxy Statement/Prospectus relates only to the U.S. federal income tax consequences of the Reorganization. Shareholders should consult their tax adviser about state, local and foreign tax consequences of the Reorganization, if any.

For more detailed information about the U.S. federal income tax consequences of the Reorganization, please refer to the section titled “THE PROPOSED REORGANIZATION – U.S. Federal Income Tax Considerations” below.

Table Contents - Prospectus

Will my dividends be affected by the Reorganization?

No.  Each Fund generally distributes its net investment income, and makes distributions of its net realized capital gains, if any, annually.

When is the Reorganization expected to occur ?

If shareholders of the Target Olstein Funds approve the Reorganization, it is anticipated that the Reorganization will occur on or around September 14, 2018 .

How do i vote on the Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet.  The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares.  If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the Proposal, as recommended by the Olstein Trust Board, and in their best judgment on other matters.

What will happen if shareholders of a Target Olstein fund do not approve the Reorganization?

Because the shareholders of each Target Olstein Fund will vote separately on the Proposal, it is possible that the Proposal may be approved for one Target Olstein Fund, but not the other.  If that were the case, management expects that the shareholder meeting would be adjourned for the particular Target Olstein Fund to give more time to solicit shareholder votes in favor of the Proposal.  If shareholders of either Target Olstein Fund do not approve their respective Reorganization, neither reorganization will occur, both Target Olstein Funds will continue to operate under their current structure, and the Olstein Trust Board will consider other possible courses of action, which could include continued operation under the current structure or another proposed reorganization transaction.

What if i do not wish to participate in the Reorganization?

If you do not wish to have your shares of a Target Olstein Fund exchanged for shares of the corresponding Acquiring Fund as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization.  If you redeem your shares, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Where can i find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Funds and the Reorganization.  You are encouraged to read the entire document.  If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call the Target Olstein Funds at 800-799-2113.

Table Contents - Prospectus

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section describes the principal investment strategies of the Target Olstein Funds and the principal investment strategies of the corresponding Acquiring Funds, which are substantially the same, except as described below.

In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

	Target All Cap Value Fund	Acquiring All Cap Value Fund
Form of Organization	A series of the Olstein Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Adviser Class Class C	Same
Net Assets as of March 31, 2018	$675,910,321	None
Investment Advisor and Portfolio Managers	Investment Adviser: Olstein Capital Portfolio Managers: Robert A. Olstein and Eric R. Heyman.	Investment Adviser: Same Portfolio Managers: Same.
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense ratios for the fiscal year ended June 30, 2017 were: Adviser Class shares: 1.27% Class C shares: 2.27%
The total operating expense ratios presented on an estimated (pro forma) basis as if the reorganization had been effective during the fiscal year ended June 30, 2017 are:

Adviser Class shares 1.18%
Class C shares: 2.18%

Investment Objective	Long-term capital appreciation with a secondary objective of income.	Same
Primary Investments	The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that Olstein Capital , believes are significantly undervalued.	Same
Principal Investment Strategies
Investment Strategies.  Olstein Capital follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company's underlying business. The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow (after capital expenditures and working capital needs).
Investment Strategies. Same

Table Contents - Prospectus

When evaluating the value of stocks for the Fund, Olstein Capital undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company's ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets.  When determining sustainable free cash flow and the quality of earnings, Olstein Capital assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company's business.  Olstein Capital believes that in-depth analysis of financial statements reveals the success of a company's strategy, the sustainability of its performance and the impact of management decisions on future cash flow.  Olstein Capital further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.

Olstein Capital believes stock prices often fall below a company's private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology.  The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to Olstein Capital's estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.

The Fund's bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow.  Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth (growth is a component of the Fund's definition of value), value, cyclical, or any other category.  The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, but the Fund's foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Table Contents - Prospectus

Other Investment Strategies
In addition to investing in common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights, or securities that are convertible into common stock.

The Fund will purchase stocks that meet its value criteria and, if Olstein Capital  concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities until suitable equity securities are available.  At such times, the Fund will pursue its secondary investment objective of income.

Same, except that the Acquiring All Cap Value Fund further discloses that: Within regulatory limits, the Fund also may invest in other investment companies, exchange-traded funds ("ETFs") and similarly structured pooled investments for the purpose of gaining exposure to appropriate sectors or portions of the U.S. equity markets while maintaining liquidity.  This disclosure is simply intended to modernize the investment disclosure in this regard which will match the other Target Olstein Fund.

Management and Other Fees
Management Fee.  The Fund pays a management fee to Olstein Capital  according to the following fee schedule:

On the first $1 billion                       1.00&
Over $1 billion up to $1.5 billion    0.95%
$1.5 billion up to $2.0 billion           0.90%
$2.0 billion up to $2.5 billion           0.85%
$2.5 billion up to $3.0 billion           0.80%
Over $3.0 billion                                0.75%

Operating Expenses Limitation Agreement. None.

Other Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank National Association (“US Bank”).
Management Fee. Same Operating Expenses Limitation Agreement. Same Other Fees. Same
Sales Charges	The Fund does not charge a front-end sales charge. The Fund charges a 1.00% contingent deferred sales charge on redemptions of Class C shares made within 12 months of purchase.	Same. Although the Acquiring All Cap Fund recently registered Class A shares with identical provisions as those offered by the Strategic Opportunities Fund, including the sales charge structure.
Distribution and Rule 12b-1 Fees	The Fund has adopted a Rule 12b-1 plan under which the Fund is authorized to pay an aggregate fee of up to 1.00% of the average daily net assets of Class C shares.	Same
1940 Act Diversification	The Fund is diversified	Same

Table Contents - Prospectus

	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund
Form of Organization	A series of the Olstein Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Adviser Class, Class A, Class C	Same
Net Assets as of March 31, 2018	$129,617,747	None
Investment Advisor and Portfolio Managers	Investment Adviser: Olstein Capital Portfolio Managers: Robert A. Olstein and Eric R. Heyman.	Investment Adviser: Same. Portfolio Managers: Same.
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
The total operating expense ratios after application of the expense limitation agreement for the fiscal year ended June 30, were:

Adviser Class shares:  1.36%
Class A shares:  1.61%
Class C shares: 2.36%

 The total operating expense ratios prior to application of the expense limitation agreement were:

Adviser Class shares:  1.37%
Class A shares:  1.62%
Class C shares: 2.37%

The total operating expense ratios presented on an estimated (pro forma) basis as if the reorganization had been effective during the fiscal year ended June 30, 2017 are:

Adviser Class shares:  1.32%
Class A shares:  1.57%
Class C shares: 2.32%

Investment Objective	Long-term capital appreciation with a secondary objective of income.	Same
Primary Investments
The Fund seeks to achieve its objectives by investing primarily in common stocks of small- and mid-sized companies ("small-cap" or "mid-cap" stocks) that Olstein Capital  believes are selling at a significant discount to private market value.
Same
Principal Investment Strategies
Investment Strategies.  The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow (after capital expenditures and working capital needs). For purposes of this investment policy, the Fund considers "small- and mid-sized companies" to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of August 31, 2017, the Index's weighted average market capitalization was approximately $4.629 billion).
Investment Strategies. Same

Table Contents - Prospectus

Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund

Olstein Capital follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company's underlying business.  Olstein Capital believes that the management of small- to mid-sized companies face unique strategic choices, challenges and problems, often as a result of the company's size or expectations for growth.  The Fund may employ a distinctive approach; opportunistically engaging as an activist investor in small- to mid-sized companies where Olstein Capital perceives that such an approach is likely to add value to the investment process.  As a shareholder activist, Olstein Capital may invest in small- to mid-sized public companies that it believes are substantially undervalued, often seeking to influence management to undertake specific steps to increase shareholder value.  In such situations, Olstein Capital will normally approach company management on a constructive basis offering strategic advice and transactional experience.  The Fund may also provide additional exposure to activist situations by investing in companies that engage in the same manner as an activist investor or by investing in companies owned by other activist investors or private equity investors.

When evaluating the value of stocks for the Fund, Olstein Capital undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company's ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets.  When determining sustainable free cash flow and the quality of earnings, Olstein Capital assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company's business.  Olstein Capital believes that in-depth analysis of financial statements reveals the success of a company's strategy, the sustainability of its performance and the impact of management decisions on future cash flow.  Olstein Capital further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.

Olstein Capital believes stock prices often fall below a company's private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology.  The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to Olstein Capital's estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.

Table Contents - Prospectus

Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund

The Fund's bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow.  Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, but the Fund's foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Other Investment Strategies
In addition to investing in common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights, or securities that are convertible into common stock.  Within regulatory limits, the Fund also may invest in other investment companies, exchange-traded funds ("ETFs") and similarly structured pooled investments for the purpose of gaining exposure to appropriate sectors or portions of the U.S. equity markets while maintaining liquidity.

The Fund will purchase stocks that meet its value criteria and, if Olstein Capital concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities until suitable equity securities are available.  At such times, the Fund will pursue its secondary investment objective of income.
Same

Table Contents - Prospectus

Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund
Management and Other Fees
Management Fee.  The Fund pays a management fee to Olstein Capital equal to 1.00% of the average daily net assets of the Fund.

Operating Expenses Limitation Agreement. Olstein Capital has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of each of Adviser Class, Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses"). Olstein Capital may seek reimbursement of its waived fees and expenses borne for a three-year period following the date of such fee waivers and expense payments, provided that the reimbursement by the Fund to Olstein Capital will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual expense limitation arrangement will remain in effect until at least October 28, 2018 and may not be terminated by Olstein Capital during its term. Note:  If the Reorganization is completed, Olstein Capital has agreed to forego seeking reimbursement of fees waived or expenses paid under this agreement.

Other Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank National Association (“US Bank”).

Management Fee.  Same

Operating Expenses Limitation Agreement.  Olstein Capital has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of Adviser Class shares, Class A shares and Class C shares of the Strategic Opportunities Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses. Olstein Capital may seek reimbursement of its waived fees and expenses borne for a three-year period following the date of such fee waivers and expense reimbursements, provided that the reimbursement by the Fund to Olstein Capital will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual fee waiver will remain in effect until at least October 28, 2019 and may not be terminated by Olstein Capital during its term.  Note:  Olstein Capital’s ability to seek reimbursement of fees waived/expenses borne under this agreement only applies to fees waived/expenses borne after the Reorganization.

Other Fees.  Same

Sales Charges
The Fund charges a maximum front-end sales charge of 5.75% on purchases of Class A shares. The Fund charges a 1.00% contingent deferred sales charge on redemptions of Class C shares made within 12 months of purchase and a 1.00% contingent deferred sales charge on purchases of $1 million or more in Class A shares that are redeemed within one year of the purchase date.
Same
Distribution and Rule 12b-1 Fees
The Fund has adopted a Rule 12b-1 plan under which the Fund is authorized to pay an aggregate fee of up to 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares.
Same
1940 Act Diversification	The Fund is diversified	Same

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Portfolio Managers

The Target Olstein Funds and Acquiring Funds have the same portfolio managers.  Robert A. Olstein has been a portfolio manager of the Target Olstein Funds since inception.  Eric R. Heyman has been a co-portfolio manager of the Target Olstein Funds since 2008.  Information about each portfolio manager is provided below.

Robert A. Olstein
Mr. Olstein serves as the Chairman, Chief Executive Officer and Chief Investment Officer of Olstein Capital.  Mr. Olstein is the Co-Portfolio Manager for each Fund and, as Olstein Capital’s Chief Investment Officer, has primary responsibility and final decision-making authority for the management of the Funds’ portfolios of securities.  Mr. Olstein also serves as Trustee, Chairman and President of the Trust.  Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968.  In 1971, he co-founded the “Quality of Earnings Report” service, which pioneered the idea of utilizing inferential screening of financial statements to identify early warning alerts of potential changes in a company’s future earnings power, and thus, the value of its stock.  Prior to forming Olstein Capital, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans as Senior Vice President/Senior Portfolio Manager at Smith Barney Inc. and its predecessor companies between 1981 and 1995.  Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow member of the Financial Analysts Federation.  He is a past recipient of the Financial Analysts Federation (now CFA Institute) Graham & Dodd Scroll Award, has testified before the Banking Committee of the United States Senate on bank accounting practices, and has been quoted in, and is the author of, numerous articles on corporate reporting and disclosure practices in publications such as The Wall Street Journal, Business Week, The New York Times, Barron’s, and other financial publications.  Mr. Olstein periodically appears as a guest commentator on CNBC, Fox News Channel, and CNN.  Mr. Olstein holds an M.B.A. in Accounting and a B.A. in Mathematical Statistics from Michigan State University.  Mr. Olstein has served as the Portfolio Manager or Co-Portfolio Manager for the All Cap Value Fund and as the Co-Portfolio Manager for the Strategic Opportunities Fund since their inception and for each Predecessor Fund since their respective inceptions.

Eric R. Heyman
Mr. Heyman serves as Executive Vice President and Director of Research for Olstein Capital and Co-Portfolio Manager of each Fund.  As Co-Portfolio Manager, Mr. Heyman works with Mr. Olstein in the day-to-day decision-making and portfolio activities for each Fund.  Mr. Heyman has been with Olstein Capital since 1996 and was named Director of Research in June 2005.  As Director of Research, Mr. Heyman documents and maintains Olstein Capital’s valuation models, valuation procedures and research methodology and oversees the ongoing generation of investment ideas, sector and company coverage, and the orderly flow of information throughout the Research Department.  Previously, Mr. Heyman held the position of Accountant with Norstar Energy, a subsidiary of Orange and Rockland Utility.  Mr. Heyman has written articles on investing for Crain’s Publications and the American Association of Individual Investors (AAII Journal).  He has also been quoted or featured in numerous business media outlets, such as The Wall Street Journal, The New York Times, SmartMoney, The Wall Street Transcript, and the Associated Press.  Mr. Heyman holds a B.B.A. in Accounting from Pace University.  Mr. Heyman has been a Co-Portfolio Manager of the Strategic Opportunities Fund since its inception and of the Strategic Opportunities Predecessor Fund since its inception, and has been Co-Portfolio Manager of the All Cap Value Fund since its inception and of the All Cap Value Predecessor Fund since October 2008.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.

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Comparison of Principal Risks of Investing in the Funds

The principal risks of investing in the Acquiring Funds are discussed below. Although the Funds may present their risks differently, the principal risks of the Target Olstein Funds and the Acquiring Funds are substantially similar, because the principal investment strategies of the Funds are substantially the same.

General Market Risk (Both Funds).  A Fund’s net asset value and investment return will fluctuate based on changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Stock Market and Management Risk (Both Funds).  Like all mutual funds, an investment in the Funds is subject to the risk that prices of securities may decline over short, or even extended, time periods, or that the investments chosen by Olstein Capital may not perform as anticipated.  Also, Olstein Capital makes all decisions regarding each Fund’s investments.  Therefore, each Fund’s investment success depends on the skill of Olstein Capital in evaluating, selecting and monitoring the Fund’s investments.  Olstein Capital may be incorrect in its judgment of the value of particular stocks, which may cause the Funds to underperform their benchmarks or mutual fund peers.

Equity Securities Risk (Both Funds).  The Funds’ investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global or regional political, economic and banking crises; and factors affecting specific industries, sectors or companies in which the Funds invest.  Each Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

Small- and Mid-Sized Company Risk (Both Funds).  The securities of companies with small- and mid-sized capitalizations may be more vulnerable to adverse business or economic events and may involve greater investment risks than the securities of larger, more established companies.  Small- and mid-sized companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.  As a result, the securities of small- and mid-sized capitalization companies may be subject to more abrupt or erratic price movements, may have more limited marketability, and may be less liquid than securities of companies with larger capitalizations.  Securities of small- and mid-sized companies also may pay no, or only small, dividends.

Value Investing Style Risk (Both Funds).  The Funds use a value-oriented investment approach.  However, a particular value stock may not increase in price as anticipated by Olstein Capital (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that Olstein Capital believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.  Also, Olstein Capital’s calculation of a stock’s private market value involves estimates of future cash flow, which may prove to be incorrect and, therefore, could result in sales of the stock at prices lower than the Funds’ original purchase price.

Liquidity Risk (Strategic Opportunities Fund).  The securities of many small- and mid-sized companies may have a smaller “float” (the number of shares that are available to trade) and attract less market interest and, therefore, may be subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell the security.  If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund performance.

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Foreign Investing Risk (Both Funds).  Investing in foreign companies typically involves more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Funds and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable).  Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.  Non-fundamental policies may be changed by a Fund’s Board of Trustees without shareholder approval.  A comparison of each Target Olstein Fund’s and the corresponding Acquiring Fund’s fundamental and non-fundamental policies is provided below.

The Acquiring Fund has adopted fundamental policies that generally limit its investments only as required by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, so as to avoid the need to seek shareholder approval to change a fundamental policy in connection with an amendment or new interpretation of such statute, rules or regulations.  The Target Olstein Funds’ fundamental policies do not always provide the same level of flexibility.  The differences in the fundamental policies of the Acquiring Funds as compared to those of the Target Olstein Funds are described below (in italics), but it is important to note that the manner in which the Target Olstein Funds have been managed (and the Acquiring Funds are expected to be managed) has not caused either of the Target Olstein Funds to approach any of these limitations.  Accordingly, any differences between the Funds’ policies are not expected to materially impact the investment operations of the Funds.

Fundamental Investment Policies – All Cap Value Fund
Target All Cap Value Fund	Acquiring All Cap Value Fund
The Fund will not, as to 75% of the All Cap Value Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies).

The Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Acquiring All Cap Value Fund has more flexibility as to the kinds of assets that may be exempted from this restriction, being limited only by the 1940 Act, its rules and regulations and any applicable exemptive relief.

The Fund will not purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed-income securities of an issuer are considered as one class.

The Fund does not have this fundamental investment restriction.

The Acquiring All Cap Value Fund does, however, incorporate part of this restriction in the prior restriction, which states that, with respect to 75% of the fund’s total assets, it may not purchase the securities of any issuer if, as a result, it would hold more than 10% of the outstanding voting securities of such issuer.

The Fund will not make short sales of securities in excess of 25% of the All Cap Value Fund's total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions.

The Fund does not have this fundamental investment restriction.  However, the Acquiring All Cap Value Fund’s fundamental investment restrictions regarding borrowing and senior securities operate to limit the Fund’s ability to engage in short sales, albeit to a slightly less restrictive extent.

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Fundamental Investment Policies – All Cap Value Fund
Target All Cap Value Fund	Acquiring All Cap Value Fund
The Fund will not purchase or sell commodities or commodity contracts.
The Fund may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

The Acquiring All Cap Value Fund restriction clarifies the fact that the restriction is not intended to apply to financial instruments that are regulated by the U.S. Commodity Futures Trading Commission and allows the fund to sell any physical commodities or commodities contracts that may be acquired as a result of ownership of securities or other instruments.

The Fund will not make loans of money or securities, except (i) by the purchase of fixed-income obligations in which the All Cap Value Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements

The Fund may not make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund).

The Acquiring All Cap Value Fund restriction allows the fund to loan portfolio securities, and Olstein Capital expects that it may cause the fund to loan portfolio securities to generate an economic benefit for the fund’s shareholders.

The Fund will not borrow money, except that the All Cap Value Fund may borrow from banks in the following cases: (i) for temporary or emergency purposes not in excess of 5% of the All Cap Value Fund's net assets, or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33-1/3% of the value of the All Cap Value Fund's net assets at the time the borrowing was made.

The Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.

The Acquiring All Cap Value Fund restriction combines two restrictions of the Target All Cap Value Fund (see below), adds an additional restriction regarding the issuance of senior securities, allows the Acquiring All Cap Value Fund more flexibility in borrowing and adds clarifying language regarding certain transactions that are not meant to be implicated by the restriction.

The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33-1/3% of the value of its net assets, but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the All Cap Value Fund to maintain accounts for short sales of securities.

See above.
The Fund will not purchase the securities of any issuer, if, as a result, more than 10% of the value of the All Cap Value Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days.
The Fund does not have this fundamental investment restriction.
The Fund will not engage in the underwriting of securities except insofar as the All Cap Value Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
The Fund may not underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act).

No effective change.

The Fund will not purchase or sell real estate or interests in real estate, although it may purchase securities of issuers which engage in real estate operations and may purchase and sell securities which are secured by interests in real estate; therefore, the All Cap Value Fund may invest in publicly-held real estate investment trusts ("REITs") or marketable securities of companies which may represent indirect interests in real estate such as real estate limited partnerships which are listed on a national exchange, however, the All Cap Value Fund will not invest more than 10% of its assets in any one or more REITs.

The Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).

The Acquiring All Cap Value Fund restriction removes the limit on investment in REITs of 10% of the fund’s assets.

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Fundamental Investment Policies – All Cap Value Fund
Target All Cap Value Fund	Acquiring All Cap Value Fund
The Fund will not invest more than 25% of the value of the All Cap Value Fund's total assets in one particular industry; for purposes of this limitation, utility companies will be divided according to their services (e.g., gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S. Government securities, and investments in certificates of deposit and bankers' acceptances are not considered to be investments in the banking industry.

The Fund may not invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

No effective change.

Fundamental Investment Policies – Strategic Opportunities Fund
Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund
The Fund will not borrow money or issue senior securities, except as the Investment Company Act, any rule thereunder, or SEC staff interpretation thereof, may permit.  The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  The Strategic Opportunities Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Strategic Opportunities Fund must maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. The effect of this provision is to allow the Strategic Opportunities Fund to borrow from banks amounts up to one-third (33-1/3%) of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities).

The Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.

No effective change.

The Fund will not underwrite the securities of other issuers, except that the Strategic Opportunities Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The Fund may not underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act).

No effective change.

The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic Opportunities Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).

No effective change.

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Fundamental Investment Policies – Strategic Opportunities Fund
Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund
The Fund will not make loans, provided that this restriction does not prevent the Strategic Opportunities Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests.

The Fund may not make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund).

No effective change.

The Fund will not make investments that will result in the concentration (as that term may be defined in the Investment Company Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).  The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments, the Strategic Opportunities Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

The Fund may not invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government; The Fund may not, with respect to 75% of a Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Acquiring Strategic Opportunities Fund restriction adds the restriction that, with respect to 75% of the fund’s total assets, it may not purchase securities of an issuer (other than the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if such purchase would cause more than 5% of the fund’s total assets to be invested in that issuer or the fund would hold more than 10% of the voting securities of that issuer.

The Fund will not purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic Opportunities Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. For purposes of the Target Strategic Opportunities Fund’s restriction concerning commodities, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the term “commodities” or “commodities contracts,” and notwithstanding subsequent federal legislation or regulatory action by commodities or commodity contracts for purposes of this restriction.

The Fund may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

No effective change.

The non-fundamental investment policies and restrictions of the Target Olstein Funds and the Acquiring Funds are described below.  The Board may change these non-fundamental investment restrictions without shareholder approval.

As a non-fundamental investment policy, the Acquiring Funds may not hold more than 15% of the value of their net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice

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The Target Strategic Opportunities Fund does not have any non-fundamental investment policies.

As non-fundamental investment restrictions, the Target All Cap Value Fund may not:

•
purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

•	invest for the purpose of exercising control or management of another company;
•
invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the Investment Company Act and the rules thereunder, as amended;

•
invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities; and

•	invest more than 20% of its total assets (measured at time of investment) in depositary receipts evidencing ownership of foreign securities or in foreign securities traded on U.S. exchanges.

The Acquiring All Cap Value Fund does not have any of these non-fundamental investment policies.

Comparison of Shareholder Rights

Each Target Olstein Fund is a series of the Olstein Trust, and each Acquiring Fund is a series of the Acquiring Trust, each of which is a Delaware statutory trust. The Target Olstein Funds are governed by an Agreement and Declaration of Trust dated March 31, 1995, as amended from time to time (“Olstein Trust Declaration”), its bylaws and Delaware law. The Acquiring Funds are governed by an Amended and Restated Agreement and Declaration of Trust dated November 16, 2016 (“Acquiring Fund Declaration”), its bylaws and Delaware law. The governing instruments are similar but not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about the Target Olstein Funds’ and Acquiring Funds’ governing instruments is provided below.

SHARES. The trustees of the Target Olstein Funds and the Acquiring Funds each have the power to issue shares without shareholder approval. The governing instruments of the Target Olstein Funds and the Acquiring Funds indicate that the amount of shares that the Target Olstein Funds and the Acquiring Funds each may issue is unlimited. Shares of the Target Olstein Funds and the Acquiring Funds have no preemptive rights.

SHAREHOLDER MEETINGS. Neither the Target Olstein Funds nor the Acquiring Funds are required to hold annual meetings of shareholders. Shareholder meetings may be called by the president (in the case of the Target Olstein Funds), or the Board of either the Target Olstein Funds or Acquiring Funds. Shareholders of the Acquiring Funds are not entitled to call shareholder meetings, except as required by the 1940 Act. The Olstein Trust’s governing instruments generally provide that a shareholder meeting shall be called by the Secretary upon written request of the holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on and (b) the shareholders requesting such meeting shall have paid to the Olstein Trust the reasonable estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders

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VOTING RIGHTS. The 1940 Act provides that shareholders of the Target Olstein Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The governing instruments of the Target Olstein Funds and the Acquiring Funds provide that shareholders have the right to vote (a) for the election and removal of trustees to the extent required by law, including filling any vacancies on a Board, at a meeting called for that purpose by the Board, or, to the extent provided by the 1940 Act, the shareholders; (b) to approve additional matters as may be required by law, the governing instruments, or any registration statement filed with the SEC or any state, or (c) on such other matters as the trustees may consider necessary or desirable.

The governing instruments of the Target Olstein Funds and the Acquiring Funds further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Fund will vote separately on matters relating solely to it. Shareholders of the Target Olstein Funds and the Acquiring Funds are not entitled to cumulative voting in the election of trustees.

QUORUM AND VOTING. The governing instruments of the Acquiring Funds provide that, except as otherwise required by the 1940 Act or other applicable law, thirty-three and one-third percent (331/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except if a plurality vote is necessary for the election of trustees. The governing instruments of the Target Olstein Funds provide that the presence in person or by proxy of a majority of the shares entitled to vote on a matter shall constitute a quorum at a Shareholders' meeting.  This difference makes it easier for the Acquiring Fund Board to obtain the required quorum when holding a shareholder meeting, and therefore provides the Acquiring Trust with greater flexibility to seek and obtain shareholder approvals. If the 1940 Act requires approval of a majority of the outstanding voting securities, then the vote required by the 1940 Act is the lesser of: (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Olstein Funds and the Acquiring Funds do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Olstein Funds or Acquiring Funds, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Funds and the Target Olstein Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Olstein Funds and the Acquiring Funds are limited to only those matters, including the nomination and election of trustees, which are properly brought before the meeting. These requirements are intended to provide the Target Olstein Funds Board or the Acquiring Funds Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

DERIVATIVE ACTIONS. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The governing instruments of the Acquiring Funds provide that shareholders owning at least 10% of the Acquiring Funds must join in bringing a derivative action.

AMENDMENT OF GOVERNING INSTRUMENTS. Except as otherwise required by applicable law, the Olstein Trust Board and the Acquiring Funds Board generally have the right to amend the governing instruments without shareholder approval. Shareholder approval is required for an amendment to the Olstein Trust Declaration and the Acquiring Fund Declaration which would adversely affect to a material degree the rights and preferences of Target Olstein Fund or Acquiring Fund shares, as applicable. The bylaws of the Olstein Trust and the Acquiring Trust may be amended, and/or restated at any time, without shareholder approval.
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LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Olstein Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund, and provide for indemnification if any shareholder is personally held liable for the obligations of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization is expected to be consummated are set forth in the Agreement and Plan of Reorganization (the “Agreement”).  A summary of all material provisions of the Agreement is provided below.  This summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus.

The Acquiring Funds have been newly established by the Acquiring Trust solely for the purpose of effecting the Reorganization and currently have no assets.  With respect to the Reorganization, if shareholders of a Target Olstein Fund approve the Agreement and other closing conditions are satisfied or waived, the assets of the Target Olstein Fund will be delivered to the corresponding Acquiring Fund’s custodian for the account of such Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Olstein Fund and delivery by the Acquiring Fund to the Target Olstein Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Olstein Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Olstein Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization is expected to be the same or substantially the same as the value of your account with the corresponding Target Olstein Fund immediately prior to the Reorganization.

The Olstein Trust and Acquiring Trust will be required to make representations and warranties that are customary in reorganizations.  If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around September 14, 2018 (the “Closing Date”), immediately following the closing of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”).  Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Olstein Funds will be terminated in accordance with their governing documents and applicable law.

The obligations of the Acquiring Trust and the Olstein Trust are subject to the following conditions, among others:

•
the Acquiring Funds Registration Statement on Form N-14 under the 1933 Act shall be on file with the SEC and shall be effective, and no stop- order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of both Target Olstein Funds shall have approved the Agreement;

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•	the Acquiring Funds and Target Olstein Funds have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•
with respect to each Reorganization, the Acquiring Fund and Target Olstein Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not, in general, result in the recognition of gain or loss for U.S. federal income tax purposes for the Target Olstein Fund, the Target Olstein Fund shareholders or the Acquiring Fund.

Because shareholders of each Target Olstein Fund will vote separately on the Proposal, the Reorganization may be approved for a single Target Olstein Fund, even if shareholders of the other Target Olstein Fund have not approved the Proposal. If that were the case, management expects that the shareholder meeting would be adjourned for the particular Target Olstein Fund to give more time to solicit shareholder votes in favor of the Proposal.  If shareholders of either Target Olstein Fund do not approve their respective Reorganization, neither Reorganization will occur, both Target Olstein Funds will continue to operate under their current structure, and the Olstein Trust Board will consider other possible courses of action. The Agreement may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Costs of the Reorganization

Since the primary purpose of the Reorganization is to lower fund operating expenses for the benefit of shareholders, the Reorganization costs, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Olstein Funds all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, will be borne by the Target Olstein Funds (except as set forth below).  The costs related to the Reorganization include, but are not limited to, costs associated with organizing the Acquiring Funds, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of soliciting Target Olstein Fund shareholders and holding shareholder meetings, as well as the cost of a Director and Officer liability insurance policy for the independent Trustees of the Olstein Trust for six years following the Reorganization.  The costs are allocated among the funds pro rata based on relative asset size, except for costs specific to a particular fund, which are allocated only to the fund.  The total estimated Reorganization costs are $357,940 for the Olstein All Cap Value Fund and $70,413 for the Olstein Strategic Opportunities Fund.  Olstein Capital and the Olstein Trust are parties to an expense limitation agreement relating to the Olstein Strategic Opportunities Fund (Target Fund), under which Olstein Capital has agreed to waive management fees and, if necessary, pay fund expenses in order to limit the annualized fund operating expenses of the Olstein Strategic Opportunities Fund to specified levels.  These types of expense limitation agreements are common in the mutual fund industry and are intended to ensure that mutual funds maintain competitive fund operating expense levels.  However, the expense limitation agreement for the Olstein Strategic Opportunities Fund specifically provides that non-routine expenses or costs including those related to reorganizations or conducting shareholder meetings are not subject to the agreement, such that Olstein Capital is not obligated to waive management fees or pay fund expenses if such non-routine expenses or costs would cause the fund operating expenses to exceed the stated limit.  Nevertheless, in an effort to ensure that shareholders of the Olstein Strategic Opportunities Fund do not experience fund operating expenses in excess of the stated expense limitation in the prospectus as a result of the Reorganization costs, Olstein Capital has determined to bear the above Reorganization costs for the Olstein Strategic Opportunities Fund.

U.S. Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

The Reorganization is intended to qualify as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, the Target Olstein Fund and the Acquiring Fund will receive an opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:

•
The acquisition by the Acquiring Fund of all of the assets of the corresponding Target Olstein Fund in exchange for the Acquiring Fund shares and the assumption by the corresponding Acquiring Fund of the liabilities of the corresponding Target Olstein Fund, followed by the distribution by the Target Olstein Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Olstein Fund, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the Target Olstein Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

•
No gain or loss will be recognized by the Target Olstein Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.

•
No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the corresponding Target Olstein Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the corresponding Target Olstein Fund pursuant to Section 1032(a) of the Code.

•
No gain or loss will be recognized by the Target Olstein Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Target Olstein Fund pursuant to Section 361(c)(1) of the Code.

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•
The tax basis of the assets of the Target Olstein Fund received by the corresponding Acquiring Fund will be the same as the tax basis of the assets to the Target Olstein Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

•
The holding periods of the assets of the Target Olstein Fund received by the corresponding Acquiring Fund will include the periods during which such assets were held by the Target Olstein Fund pursuant to Section 1223(2) of the Code.

•
No gain or loss will be recognized by the shareholders of the Target Olstein Fund upon the exchange of their Target Olstein Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

•
The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Target Olstein Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Olstein Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

•
The holding period of the Acquiring Fund shares received by the shareholders of the Target Olstein Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Olstein Fund shares surrendered in exchange therefor, provided that such Target Olstein Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.

•
The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Olstein Fund described in Section 381(c) of the Code as if there had been no Reorganization.

The opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Olstein Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion and will also be based on customary assumptions.  It is possible that the IRS or a court could disagree with Stradley Ronon Stevens & Young, LLP’s opinion, which therefore cannot be free from doubt.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  None of the Target Olstein Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganization.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Olstein Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Olstein Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Olstein Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the closing of the Reorganization, the Target Olstein Funds may distribute to its shareholders, in one or more taxable distributions, all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated for taxable years ending on or prior to the date of closing of the Reorganization.

The tax attributes, including capital loss carryovers, if any as of the date of closing of the Reorganization, of a Target Olstein Fund move to the corresponding Acquiring Fund in the Reorganization and are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  If, as is anticipated, at the time of the Closing of the Reorganization, an Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of a Target Olstein Fund as a result of the Reorganization.  Thus, the Reorganization is not expected to result in any limitation on the use by an Acquiring Fund of a Target Olstein Fund’s capital loss carryovers, if any.  However, the capital losses of an Acquiring Fund, as the successor in interest to a Target Olstein Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions to which the Acquiring Fund might engage post-Reorganization.

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This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences as well as the state, local and foreign consequences to you, if any, of the Reorganization in light of your particular circumstances, of the Reorganization

Accounting Survivorship

Each Target Olstein Fund will be considered to be the accounting survivor of the Reorganization, meaning that the Acquiring Fund will assume the financial and performance history of the Target Olstein Fund. While the acquiring fund is normally considered the legal survivor and accounting survivor of a reorganization, continuity and dominance in one or more of the following areas may lead to a determination that the target fund should be considered the accounting survivor: (1) portfolio management; (2) investment objectives, policies and restrictions; (3) portfolio composition; (4) expense structure and expense ratios; and (5) asset size.  The Target Entity and the Acquiring Entity believe the Target Olstein Funds will be the accounting survivors of the Reorganization based on the continuity and dominance established in each of these areas:

(1)
Portfolio management: Olstein Capital currently serves as the investment adviser to each Target Olstein Fund, and is responsible for the portfolio management of each Target Olstein Fund and has done so since each Target Olstein Fund’s inception. The Acquiring Funds have not yet commenced operations. The same portfolio management teams that manage each Target Olstein Fund will manage the corresponding Acquiring Fund after the Reorganization.

(2)
Investment objectives, policies and restrictions: Each Target Olstein Fund and the corresponding Acquiring Fund have the same investment objectives. In addition, each Target Olstein Fund and corresponding Acquiring Fund have substantially similar investment strategies, policies and restrictions.

(3)
Portfolio composition: The portfolio composition of each Acquiring Fund is expected to be substantially similar to that of the corresponding Target Olstein Fund because the portfolio assets will be transferred to the Acquiring Fund and thereafter will be managed by Olstein Capital in accordance with the investment objective, policies and restrictions in substantially the same manner that Olstein Capital managed the corresponding Target Olstein Fund prior to the Reorganization.

(4)
Expense structure and expense ratios: Each Target Olstein Fund and corresponding Acquiring Fund have substantially similar service provider arrangements and similar expense structures, although the Acquiring Fund’s negotiated fees with its primary back office service providers are lower. Each Acquiring Fund’s total expense ratios after the Reorganization (including, for the Acquiring Strategic Opportunities Fund, implementation of the expense cap) are expected to be less than or equal to the current total expense ratios of the corresponding Target Olstein Fund for at least the next two years.  With respect to Acquiring Strategic Opportunities Fund, fees reduced and expenses reimbursed by Olstein Capital with respect to its management of the Target Strategic Opportunities Fund may be recouped by Olstein Capital from the Acquiring Strategic Opportunities Fund for a period of thirty-six months years following the month during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped.

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(5)	Asset size: The Acquiring Funds are not expected to have any assets or to have commenced operations immediately prior to the Reorganization.

Board Considerations in Approving the Reorganization

Background: Olstein Capital and the Olstein Trust Board members have discussed the challenges faced by operating the Target Olstein Funds in a stand-alone investment company structure.  Those challenges include the increasing difficulty of competing with larger mutual fund complexes which enjoy the advantages of larger scale (size) and shared operating expenses among multiple funds.  In addition, the infrastructure and oversight (and associated costs) needed to comply with the increasing amount and complexity of regulations promulgated by the SEC have significantly increased the regulatory and economic burdens on the Olstein Trust and the Target Olstein Funds.

At a meeting of the Olstein Trust Board held in September 2017, Olstein Capital informed the Olstein Trust Board that, after exploring a number of options, it had negotiated an agreement with the Olstein Trust’s current service provider, U.S. Bancorp Fund Services, LLC (“USBFS”), under which each Target Olstein Fund could reorganize from the Olstein Trust into a separate newly created corresponding series of Managed Portfolio Series, a multi-series registered investment company operated by USBFS there was comprised of numerous funds managed by third-party advisors.  The proposed reorganization was expected to result in a lower cost operating structure for the Target Olstein Funds while continuing the Funds’ operations with Olstein Capital as the investment adviser without interruption.  The Olstein Trust Board then requested and considered information regarding the potential reorganization at Board meetings held in December 2017 and March 2018, and at the March meeting, the Reorganization and Agreement and Plan of Reorganization were approved by the Olstein Trust Board.

Board Considerations and Conclusions:  In proposing the Reorganization, Olstein Capital presented to the Olstein Trust Board its rationale for the Reorganization and, in particular identified, the following factors:

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Lower Annual Fund Operating Expenses – The Olstein Trust consists entirely of the two Target Olstein Funds, both advised by the same investment adviser, with a total of approximately $780 million in assets.  The Acquiring Trust is a registered investment company, sponsored by U.S. Bancorp Fund Services, LLC (“USBFS”), designed to allow third-party advisers to manage mutual funds while sharing a common structure that allows them to benefit from economies of scale.  The Acquiring Trust consists of 36 funds managed by 19 different investment advisers that represent approximately $8 billion in combined assets.  The primary anticipated benefit of the proposed Reorganization of the Target Olstein Funds into the Acquiring Funds is the opportunity to operate within a larger investment company, permitting certain fund costs to be spread over a larger asset base, potentially resulting in benefits of scale over time such that former Target Olstein Fund shareholders would be subject to the lower ongoing annual fund operating expenses than those imposed by the Target Olstein Funds.

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•
Continuity of Investment Objectives, Principal Investment Strategies and Risks – The Acquiring Funds are each newly-organized series created solely for purposes of the Reorganization, which should allow for a smooth transition for shareholders of the Target Olstein Funds if the proposed Reorganization is approved by shareholders of the Target Olstein Funds.  Each Target Olstein Fund has identical investment objectives and substantially similar principal investment strategies and risks as the corresponding Acquiring Fund, and will continue to be managed according to the Olstein investment philosophy.  The mirror-like nature of the Acquiring Funds and Target Olstein Funds will allow Target Olstein Fund shareholders to maintain continuity in their investment selection.  Certain fundamental and non-fundamental investment restrictions of the Target Olstein Funds will be different in Acquiring Funds, however, none of these changes are expected to cause the portfolio management teams to make any changes in their strategies or the day-to-day decisions made in managing the Acquiring Funds.

•
Continuity of Portfolio Management and Service Providers – Each Target Olstein Fund will be reorganizing into a corresponding Acquiring Fund with Olstein continuing as investment adviser with the same portfolio management team.  In addition, the Target Olstein Funds will maintain the same administrator/accounting agent, transfer agent, custodian and auditor.  The distributor of the Acquiring Funds will be different.

•
Tax-Free Reorganization – The Reorganization will enable Target Olstein Fund shareholders to exchange their investment for an investment in the corresponding Acquiring Fund without recognizing gain or loss for federal income tax purposes.  By contrast, if a Target Olstein Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax exempt).  Similarly, if a Target Olstein Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Target Olstein Fund’s shareholder (other than tax-exempt shareholders).  After the Reorganization, shareholders may redeem any or all of their Acquiring Fund shares at NAV (subject to any applicable contingent deferred sales charge, as with a redemption of their Target Olstein Fund shares) at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss.

•
Reorganization Expenses Allocated to the Funds.  The cost of the Reorganization, which include preparation, printing and mailing of proxy materials, solicitation of shareholder votes, preparation of board materials and special board meetings, liability insurance premiums for Olstein Trust independent trustees and related legal expenses are estimated to be approximately $450,000.  These one-time Reorganization expenses are to be allocated to the Funds, which is appropriate because the Reorganization is expected to be beneficial to the Funds and their shareholders for the reasons discussed in this section.

•
No Shareholder Dilution – The Reorganization will take place based on the respective net asset values of the Target Olstein Funds and Acquiring Funds and therefore will not dilute the interests of the shareholders.

•
Effectiveness of the Adviser– The Reorganization will relieve Olstein of certain management and administrative responsibilities associated with the operation of the Olstein Trust, enabling Olstein to more effectively utilize its resources in the investment management process.  In addition, Olstein will no longer operate its regulated broker dealer business, but rather will have its business development personnel function as registered representatives of the fund distributor, again relieving the organization of certain management and administrative responsibilities which will result in more effective use of resources.  These changes resulting from the Reorganization are expected to support and enhance Olstein’s effectiveness in serving as investment adviser for the Acquiring Funds.

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  The Board of the Olstein Trust considered these points and also analyzed the proposed Reorganization independently.  In doing so the Trustees took note of the following factors among others:

•	shareholders will not pay any sales charges in connection with the Reorganization
•	the investment management fee schedule for each Target Olstein Fund and corresponding Acquiring Fund is the same
•	the expected expense ratio of each Acquiring Fund is lower than the historical expense ratio of the corresponding Target Olstein Fund
•	the historical investment performance records of the Target Olstein Funds
•	terms and conditions of the Agreement and Plan of Reorganization
•	potential benefits to be recognized by Olstein Capital and its affiliates, including any fall-out benefits

In considering the approval of the Agreement and Plan of Reorganization, the Olstein Trust Board did not identify any factor as all-important or all-controlling, but instead considered these factors collectively in light of the Olstein Trust’s surrounding circumstances.

In evaluating the information presented to the Board, the independent Trustees placed the most substantial weight on the reduction in the overall expense ratio which the Target Olstein Funds were expected to experience as a result of the Reorganization at the current Target Olstein Fund asset levels (and even at moderately reduced asset levels).  The Board concluded that the savings to be realized by shareholders would exceed the one-time Reorganization costs to be borne by the Funds.

In reaching this conclusion, the Board was also mindful of Olstein Capital’s agreement to waive its existing right under the Expense Limitation Agreement for the Target Strategic Opportunities Fund to potentially recoup previously waived fees if the Reorganization is completed.  The Board concluded that this waiver by Olstein Capital would direct expense savings from the Reorganization to shareholders of the Target Strategic Opportunities Fund which, in the absence of such a waiver, could potentially flow to Olstein Capital.  The Board also took into account the fact that the expense limitation agreement for the Acquiring Strategic Opportunities Fund would not permit Olstein Capital to recoup previously waived fees from the Target Strategic Opportunities Fund.

After considering all of the above factors and based on its deliberations and evaluation of the information provided to it, the Olstein Trust Board concluded that the approval of the Agreement and Plan of Reorganization was in the best interest of each Target Olstein Fund and its shareholders.  The Board also concluded that the interest of existing shareholders of neither Target Olstein Fund would be diluted as a result of the Reorganization.

Board Recommendation

The Olstein Trust Board unanimously recommends that shareholders of the Target Olstein Funds approve the proposed Reorganization.

VOTING INFORMATION

Proxy Statement/Prospectus

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Olstein Trust Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Olstein Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about August 3, 2018, to all shareholders entitled to vote.

Shareholders of record of the Target Olstein Funds as of the close of business on July 6, 2018 (the “Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of the Target Olstein Funds on July 6, 2018 appears in the following table. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Fund	Shares Outstanding
Target All Cap Value Fund	31,335,889.190
Target Strategic Opportunities Fund	7,061,045.182

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Olstein Trust in writing at the address set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
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Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Proposal.

Quorum Requirement And Adjournment

A “Quorum” is the minimum number of shares that must be present in order to conduct the Meeting.  The presence in person or by proxy of the holders of record of a majority of the shares issued and outstanding and entitled to vote for each Target Olstein Fund shall constitute a quorum for the transaction of any business for that Target Olstein Fund at the Meeting.

Because shareholders of each Target Olstein Fund will vote separately on the Proposal, the Reorganization may be approved for a single Target Olstein Fund, even if shareholders of the other Target Olstein Fund have not approved the Proposal.  If shareholders of either Target Olstein Fund do not approve their respective Reorganization, neither Reorganization will occur, both Target Olstein Funds will continue to operate under their current structure, and the Olstein Trust Board will consider other possible courses of action. If sufficient votes to approve the Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned to permit further solicitations of proxies.  The persons named as proxies on the enclosed proxy cards will vote their proxies in their discretion on questions of adjournment and any other items (other than the Proposal) that properly come before the Meeting.  A majority of the votes cast by shareholders of a Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting.

Abstentions and broker non-votes will be counted for purposes of determining whether a quorum is present at the Meeting.  Abstentions and broker non-votes will have the same effect as a vote “AGAINST” the Proposal because an absolute percentage of affirmative votes is required to approve the Proposal.

Broker non-votes are proxies from brokers or nominees that indicate that they have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary authority to vote, such as the Proposal. However, it is the Olstein Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matters expected to be presented at the Meeting, there are unlikely to be any broker non-votes at the Meeting.

Vote Necessary to Approve the Proposal

The Proposal must be approved by a 1940 Act Majority vote of the outstanding voting securities of each individual Target Olstein Fund.  A “1940 Act Majority” vote of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present in person or by proxy at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

Proxy Solicitation

In addition to solicitations by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Target Olstein Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.

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In addition to solicitations by mail, officers and employees of the Target Olstein Funds, Olstein Capital and their affiliates may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Olstein Funds expect that any solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, you may receive a telephone call from a representative of the Target Olstein Funds if your votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Target Olstein Funds’ representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Target Olstein Funds’ representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information elicited matches the information previously provided to the Target Olstein Funds, then the Target Olstein Funds’ representative has the responsibility to explain the voting process, read the Proposal listed on the proxy card, and ask for the shareholder’s instructions on the Proposal. Although the Target Olstein Funds’ representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Target Olstein Funds’ representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Target Olstein Funds immediately if his or her instructions are not correctly reflected in the confirmation.

Share Ownership by Large Shareholders, Management and Trustees
As of June 30, 2018 the Olstein Trust's officers and trustees as a group owned 16.36% of the Adviser Class shares of the Target All Cap Value Fund and none of the Class C shares of the Fund, for a total of 4.33% of the outstanding shares of the Fund.  As of the same date, the Olstein Trust's officers and trustees and as a group owned 0.90% of the Class A shares of the Target Strategic Opportunities Fund, 7.07% of the Adviser Class shares of the Fund, and none of the Class C shares of the Fund, for a total of 4.36% of the outstanding shares of the Fund.

A list of the name, address, and percent ownership of each person who, as of July 6, 2018, to the knowledge of the Olstein Trust, owned of record 5% or more of the outstanding shares of each Target Olstein Fund, can be found at Exhibit A.

OTHER MATTERS

Capitalization

The following table shows the capitalization of each Target Olstein Fund as of June 30, 2018, and of the corresponding Acquiring Fund on a pro forma combined basis (unaudited) as of the same date, giving effect to the proposed Reorganization.  The following is an example of the number of shares of each Acquiring Fund that would have been exchanged for the shares of the corresponding Target Olstein Fund if the Reorganization had been consummated on June 30, 2018, and does not necessarily reflect the number of shares or value of shares that will actually be received if the Reorganization occurs on the Closing Date.  The capitalizations of the Target Olstein Funds and the Acquiring Funds are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

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(unaudited)	Target All Cap Value Fund(1)	Pro Forma Adjustments(2)	Acquiring All Cap Value Fund (pro forma)(2)
Aggregate Net Assets	$661,830,678	($357,939)	$661,472,739
Shares Outstanding – Adviser Class	8,318,886	-	8,318,886
Net Asset Value Per Share – Adviser Class	$24.64	($0.01)	$24.63
Net Assets – Adviser Class	$204,986,136	($110,863)	$204,875,273
Shares Outstanding – Class C	23,077,821	-	23,077,821
Net Asset Value Per Share – Class C	$19.80	($0.01)	$19.79
Net Assets – Class C	$456,844,542	($247,076)	$456,597,466
(1) The Target All Cap Value Fund will be the accounting survivor for financial statement purposes. (2) Adjustments reflect costs of the Reorganization incurred by the Target All Cap Value Fund.

(unaudited)	Target Strategic Opportunities Fund(1)	Pro Forma Adjustments	Acquiring Strategic Opportunities Fund (pro forma)(2)
Aggregate Net Assets	$121,462,461	$0	$121,462,461
Shares Outstanding – Adviser Class	4,192,757	-	4,192,757
Net Asset Value Per Share – Adviser Class	$17.60	$0	$17.60
Net Assets – Adviser Class	$73,796,381	$0	$73,796,381
Shares Outstanding – Class C	1,551,210	-	1,551,210
Net Asset Value Per Share – Class C	$15.79	$0	$15.79
Net Assets – Class C	$24,487,081	$0	$24,487,081
Shares Outstanding – Class A	1,327,187	-	1,327,187
Net Asset Value Per Share – Class A	$17.46	$0	$17.46
Net Assets – Class A	$23,179,000	$0	$23,179,000
(1)	The Target Strategic Opportunities Fund will be the accounting survivor for financial statement purposes.
(2)	No adjustments to reflect the costs of the Reorganization are reflected, because Olstein Capital is bearing the costs associated with the Strategic Opportunities Fund reorganization, in order to ensure that the annualized fund operating expenses do not exceed the amount contemplated under the fund’s expense limitation agreement.

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Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

Shareholder Proposals

The governing instruments of the Olstein Trust do not require that the Target Olstein Funds hold annual meetings of shareholders. The Target Olstein Funds are, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Target Olstein Funds. The Olstein Trust also would be required to hold a shareholder meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Olstein Trust’s governing instruments generally provide that a shareholder meeting shall be called by the Secretary upon written request of the holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on and (b) the shareholders requesting such meeting shall have paid to the Olstein Trust the reasonable estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.

Shareholders of the Target Olstein Funds wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting must send their written proposal to the Olstein Trust a reasonable time before the Target Olstein Funds Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the next proxy statement. The persons named as proxies in future proxy materials of the Target Olstein Funds may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Target Olstein Funds within a reasonable period of time before the Olstein Trust’s Board’s solicitation relating to that meeting is made. Written proposals with regard to the Target Olstein Funds should be sent to the Secretary of the Olstein Trust, at the address of the Target Olstein Funds given above. If the proposed Reorganization is approved and completed, shareholders of the Target Olstein Funds will become shareholders of the Acquiring Funds and, thereafter, will be subject to the shareholder proposal requirements of the Acquiring Funds.

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EXHIBIT A

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

The following tables show, as of July 6, 2018 , the accounts of each Target Fund that own of record 5% or more of the Target Fund. Unless otherwise indicated, the Target Trust has no knowledge of beneficial ownership.

All Cap Value Fund

Adviser Class Shares:

Name and Address	% Ownership	Type of Ownership(1)
UBS Financial Services Inc. 1000 Harbor Boulevard, Floor 8 Weehawken, NJ 07086-6761	42.26%	Record
Robert A. Olstein C/O Olstein & Associates 4 Manhattanville Road Purchase, NY 10577-2139	10.29%	Beneficial
Morgan Stanley Smith Barney 1300 Thames Street, Floor 6 Baltimore, MD 21231-3496	9.61%	Record
Joan M. Olstein Family Trust Erik Olstein & Jon Olstein & Anthony Martino TR U/A 08/26/2015 642 Mountain Road Kinnelon, NJ 07405-2174	6.25%	Beneficial
Class C Shares:

Name and Address	% Ownership	Type of Ownership(1)
Morgan Stanley Smith Barney 1300 Thames St. Fl 6 Baltimore, MD 21231-3496	16.00%	Record
Merrill Lynch Pierce Fenner & Smith Fort the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	5.81%	Record
UBS Financial Services Inc. 1000 Harbor Boulevard, Floor 8 Weehawken, NJ 07086-6761	5.36%	Record

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Strategic Opportunities Fund

Adviser Class Shares:

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Morgan Stanley Smith Barney 1300 Thames Street, Floor 6 Baltimore, MD 21231-3496	39.47% (Adviser Class) 34.88% (Total Fund Ownership)	Morgan Stanley	Delaware	Record
UBS Financial Services Inc. 1000 Harbor Boulevard, Floor 8 Weehawken, NJ 07086-6761	26.69%	N/A	N/A	Record

Class A Shares:

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Morgan Stanley Smith Barney 1300 Thames Street, Floor 6 Baltimore, MD 21231-3496	18.31% (Class A Shares) 34.88% (Total Fund Ownership)	Morgan Stanley	Delaware	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	13.05%	N/A	N/A	Record
Merrill Lynch Pierce Fenner & Smith Fort the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	12.03%	N/A	N/A	Record
UBS Financial Services Inc. 1000 Harbor Boulevard, Floor 8 Weehawken, NJ 07086-6761	10.03%	N/A	N/A	Record
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	6.54%	N/A	N/A	Record
Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2287	5.97%	N/A	N/A	Record

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Class C Shares:

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Morgan Stanley Smith Barney 1300 Thames Street, Floor 6 Baltimore, MD 21231-3496	36.66% (Class C Shares) 34.88% (Total Fund Ownership)	Morgan Stanley	Delaware	Record
UBS Financial Services Inc. 1000 Harbor Boulevard, Floor 8 Weehawken, NJ 07086-6761	11.09%	N/A	N/A	Record
Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2287	10.59%	N/A	N/A	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	7.04%	N/A	N/A	Record
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	6.52%	N/A	N/A	Record

(1)   “Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.”  “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

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EXHIBIT B

Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (“AGREEMENT”) is made this [ ] day of [       ], 2018 by and among: (i) The Olstein Funds, an open-end registered investment company (“TARGET ENTITY”), on behalf of its two series portfolios, the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund (each, a “TARGET FUND,” and together, the “TARGET FUNDS”); (ii) Managed Portfolio Series, an open-end registered investment company (“ACQUIRING ENTITY”), on behalf of two of its series portfolios, the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund (each, an “ACQUIRING FUND,” and together, the “ACQUIRING FUNDS,” and each Target Fund and each Acquiring Fund, a “FUND”); and (iii) solely for the purposes of Sections 1.1(f), 11.1, 5.2 and 11.2 of this Agreement, Olstein Capital Management, L.P. (“OLSTEIN”), investment adviser of the Target Funds and the Acquiring Funds. The Target Funds constitute all of the series of the Target Entity. Other than the Acquiring Funds, no other series of the Acquiring Entity are parties to this Agreement.

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end investment company of the management type registered with the Securities and Exchange Commission (the “COMMISSION”); and

WHEREAS, the parties hereto intend for the Acquiring Entity, on behalf of the Acquiring Funds, and the Target Entity, on behalf of the Target Funds, to enter into a transaction pursuant to which: (i) each Acquiring Fund will acquire all of the assets, property, and goodwill and assume all of the liabilities of the corresponding Target Fund (identified in the table provided in Schedule 1.1 to this Agreement) in exchange for corresponding class shares of the corresponding Acquiring Fund (identified in the table provided in Schedule 1.1 to this Agreement) of equal value to the net assets of the Target Fund, and (ii) the Target Fund will distribute such shares of the corresponding Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “REORGANIZATION”); and

WHEREAS, the Acquiring Funds each are, and will be immediately prior to the Closing (defined in Section 3.1), a shell series, without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Target Funds; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “CODE”); and

WHEREAS, this Agreement is intended to apply individually to each Target Fund and corresponding Acquiring Fund, and the consummation of the Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of another Target Fund;

WHEREAS, the Target Entity and Olstein are parties to that certain Expense Limitation Agreement dated October 27, 2007 (the “EXISTING EXPENSE LIMITATION AGREEMENT”) with respect to the Olstein Strategic Opportunities Fund which agreement has been renewed from time to time such that the Existing Expense Limitation Agreement remains in full force and effect; and

WHEREAS, Olstein desires to provide certain assurances to the Target Entity and the shareholders of the Olstein Strategic Opportunities Fund regarding expense limitations that will apply to such shareholders following the Effective Date.

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EXHIBIT B

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1.   Provided that all conditions precedent to the Reorganization set forth herein have been satisfied as of the Effective Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization:

(a)   Each Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities of the Target Fund, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional shares of the Acquiring Fund determined in the manner set forth in Section 2.

(b)   The assets of the Target Fund to be transferred to the corresponding Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Effective Date (collectively, “ASSETS”).

(c)   Each Target Fund will endeavor to discharge all of its liabilities and obligations prior to the Effective Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Each Acquiring Fund shall assume all of the liabilities of the corresponding Target Fund, whether accrued or contingent, known or unknown, existing at the Effective Date (collectively, “LIABILITIES”).

(d)   As soon as reasonably practicable after the Closing, each Target Fund will distribute to its shareholders of record (“TARGET FUND SHAREHOLDERS”) the shares of the corresponding Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) on a pro rata basis as set forth in Section 2, and the Target Fund will as promptly as practicable thereafter completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to the Target Fund’s shares, by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e)   Ownership of Acquiring Fund shares will be shown on the Acquiring Funds’ books, as such are maintained by the Acquiring Funds’ transfer agent.

(f)   All books and records of the Target Funds maintained by either of the Target Funds or by Olstein, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations promulgated thereunder, shall be given to the Acquiring Funds on the Effective Date (as defined below) by the Target Funds or by Olstein as the case may be, and Olstein shall cause copies of all such books and records maintained by the Target Funds’ administrator, custodian, distributor, or fund accountant to be turned over to the Acquiring Funds or their agents as soon as practicable following the Effective Date.

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EXHIBIT B

2.	VALUATION

2.1.   With respect to the Reorganization:

(a)   The net value of each Target Fund’s Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities in each case using the valuation procedures established by the Acquiring Entity’s Board of Trustees (“ACQUIRING FUNDS’ VALUATION PROCEDURES”).

(b)   The number of shares issued by each Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the corresponding Target Fund’s Assets shall equal the number of shares of the Target Fund outstanding as of the Valuation Time.

(c)   The net asset value per share of the Acquiring Fund’s shares issued in connection with the Reorganization shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund;

(d)   All computations of value shall be made by the Acquiring Funds’ administrator using the Acquiring Funds’ Valuation Procedures and shall be subject to review by the Target Funds’ administrator and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

(e)   “VALUATION TIME” shall mean immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date.

(f)   “VALUATION DATE” shall mean the same business day asthe Effective Date.

3.	CLOSING AND EFFECTIVE DATE

3.1.   The Reorganization shall close on or around September 14, 2018 or such other date as the parties may agree (the “EFFECTIVE DATE”). All acts taking place at the closing of the Reorganization (“CLOSING”) shall be deemed to take place simultaneously as of immediately following the closing of regular trading on the NYSE on the Effective Date unless otherwise agreed to by the parties (the “CLOSING TIME”) . The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2.   With respect to the Reorganization:

(a)   The Target Funds’ portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Funds as of the Effective Date to the Acquiring Funds’ custodian (the “ACQUIRING CUSTODIAN”) for the account of the Acquiring Funds duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Funds’ custodian (the “TARGET CUSTODIAN”) to deliver to the Acquiring Custodian as of the Effective Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under 1940 Act), in which the Assets are deposited, the Target Funds’ portfolio securities and instruments so held. The cash to be transferred by the Target Funds shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Effective Date. If the Target Funds are unable to make such delivery on the Effective Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Effective Date have not yet been delivered to the Target Funds or their broker, then the Acquiring Funds may, in their sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Funds have, by or on the Effective Date, delivered to the Acquiring Funds or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Funds or the Acquiring Custodian, such as brokers’ confirmation slips.

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EXHIBIT B

(b)   The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that, except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Funds no later than the Closing Time on the Effective Date.

(c)   At such time prior to the Effective Date as the parties mutually agree, the Target Funds shall provide: (i) instructions and related information to the Acquiring Funds or their transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Effective Date, as necessary) and (ii) the information and documentation maintained by the Target Funds or their agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

(d)   The Target Entity shall direct the transfer agent for the Target Funds (the “TARGET TRANSFER AGENT”) to deliver to the Acquiring Funds at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Funds shall issue and deliver to the Secretary of the Target Funds a confirmation evidencing the Acquiring Fund shares to be credited on the Effective Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Funds. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)   In the event that on the Valuation Date or the Effective Date (a) the NYSE or another primary trading market for portfolio securities of the Target Funds (each, an “EXCHANGE”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Funds is impracticable, the Effective Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

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EXHIBIT B

4.	REPRESENTATIONS AND WARRANTIES

4.1.   Target Entity, on behalf of itself or, where applicable, the Target Funds, represents and warrants to the Acquiring Entity and the Acquiring Funds as follows:

(a)   The Target Funds are duly organized as separate series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its organizational documents, to own all of their Assets, to carry on their business as it is now being conducted and to enter into this Agreement and perform their obligations hereunder;

(b)   The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Funds under the Securities Act of 1933, as amended (“1933 ACT”), are in full force and effect;

(c)   No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Funds and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Effective Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 ACT”), the 1940 Act and state securities laws;

(d)   The current prospectus and statement of additional information of the Target Funds and each prospectus and statement of additional information of the Target Funds used at any time during the Target Funds’ six (6) most recently completed fiscal years conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)   The Target Funds are in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Funds’ prospectus and statement of additional information;

(f)   Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Funds, the Target Funds will on the Effective Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the Acquiring Funds, the Acquiring Funds will acquire Assets that are segregated as collateral for the Target Funds’ derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

(g)   The Target Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity’s organizational documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Funds or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Funds or the Target Entity is a party or by which it is bound;

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EXHIBIT B

(h)   Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Entity’s or the Target Funds’ knowledge, threatened against the Target Entity or the Target Funds that, if adversely determined, would materially and adversely affect the Target Entity’s or the Target Funds’ financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Funds and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigations, and neither the Target Entity nor the Target Funds are a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)   The financial statements of the Target Funds for the Target Funds’ most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Funds’ prospectus or statement of additional information included in the Target Funds’ registration statement on Form N-1A (the “PROSPECTUS” and “STATEMENT OF ADDITIONAL INFORMATION”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Funds’ most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Funds as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)   Since the last day of the Target Funds’ most recently completed fiscal year, there has not been any material adverse change in the Target Funds’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Funds, the redemption of Target Fund shares held by shareholders of the Target Funds or the discharge of the Target Funds’ ordinary course liabilities shall not constitute a material adverse change;

(k)   On the Effective Date, all material Returns (as defined below) of the Target Funds required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Funds’ knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Funds or their assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Funds’ financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

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(l)   Each Target Fund has elected to be a regulated investment company under Subchapter M of the Code and each Target Fund is a “fund” as defined under Section 851(g) of the Code. Each Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended on or prior to the Effective Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Effective Date. Each Target Fund has not had at any time since its inception (and will not have as of the Effective Date) any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Effective Date. Each Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(m)   Neither Target Fund has changed its taxable year end within the most recent 48-month period ending on March 31, 2018, and will not change its taxable year end prior to the Effective Date, without the consent of Acquiring Entity, whose consent will not be unreasonably withheld;

(n)   All issued and outstanding shares of the Target Funds are, and on the Effective Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(o)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Funds, and subject to the approval of the shareholders of each Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p)   Within a timeframe mutually agreeable to the parties, the Target Funds will provide the Acquiring Funds with such information relating to the Target Funds as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b)) in connection with the meeting of shareholders of the Target Funds to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

(q)   The books and records of the Target Funds are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Funds;

(r)   The Target Funds are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

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(s)   The Target Funds have no unamortized or unpaid organizational fees or expenses;

(t)   Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Funds, the Target Funds have no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Effective Date; and

(u)   Each Target Fund is in compliance in all material respects with applicable regulations issued by the United States Department of Treasury (“Treasury Regulations”) pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting under Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(v)   Neither Target Fund has undergone, has agreed to undergo, nor is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. Neither Target Fund (including the Acquiring Fund as its successor) will be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Effective Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Effective Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income tax law) executed on or prior to the Effective Date; (iii) installment sale or open transaction disposition made on or prior to the Effective Date; or (iv) prepaid amount received on or prior to the Effective Date;

(w)   Neither Target Fund has been notified in writing that any examinations of the Returns of such Target Fund are currently in progress or threatened, and, to the knowledge of each Target Fund, no such examination is currently in progress or threatened, and no deficiency has been asserted or assessed against either Target Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to the knowledge of each Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to either Target Fund to be threatened or pending with respect to the Assets of such Target Fund;

4.2.   The Acquiring Entity, on behalf of the Acquiring Funds, represents and warrants to the Target Entity and the Target Funds as follows:

(a)   The Acquiring Funds are duly organized as separate series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its organizational documents to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b)   The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(c)   The registration of the shares of the Acquiring Funds to be issued in the Reorganization under the 1933 Act is in full force and effect;

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(d)   No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Funds and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Effective Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(e)   The prospectuses and statements of additional information of the Acquiring Funds, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(f)   On the Effective Date, the Acquiring Funds each will have no assets other than nominal seed capital contributed by the initial shareholder of the Fund in accordance with Section 14(a) of the 1940 Act;

(g)   The Acquiring Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity’s organizational documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Funds or the Acquiring Entity are a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Funds or the Acquiring Entity is a party or by which it is bound;

(h)   Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity or the Acquiring Funds that, if adversely determined, would materially and adversely affect the Acquiring Entity’s or the Acquiring Funds’ financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Funds and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Funds are a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)   Each Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity, without assets (other than nominal seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of its respective Target Fund in connection with the Reorganization and, accordingly, each of the Acquiring Funds has not commenced operations, prepared books of account and related records or financial statements or issued any shares except those issued to its initial shareholder;

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(j)   By the Closing, the Acquiring Entity’s Board of Trustees and Officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Funds to commence or have commenced operations as series of a registered open-end management investment company, including, without limitation, approving and executing investment advisory contracts in the manner required by the 1940 Act and approving and executing such other contracts as are necessary for the operation of the Acquiring Fund;

(k)   On the Effective Date, all Returns of the Acquiring Funds required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Funds’ knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Funds or their assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(l)   The Acquiring Funds: (i) were formed for the purpose of implementing the respective Reorganization, (ii) have not filed any income tax return, and intend to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Effective Date, holds and has held no property other than de minimis assets related to its formation or maintenance of its legal status and have and have had no tax attributes other than attributes related to such de minimis assets, and (iii) each is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Funds to fail to be qualified as a regulated investment company from and after the Closing. No Acquiring Fund has earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(m)   All issued and outstanding Acquiring Fund shares are, and on the Effective Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(n)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Date by all necessary action, if any, on the part of the Board of the Trustees of the Acquiring Entity, on behalf of the Acquiring Funds, and subject to the approval of shareholders of the Target Funds and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)   The shares of the Acquiring Funds to be issued and delivered to the corresponding Target Funds, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Effective Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of a Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Funds;

(p)   Neither of the Acquiring Funds is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q)   The Acquiring Funds have no unamortized or unpaid organizational fees or expenses for which they expect to be reimbursed by the Target Funds, directly or indirectly;

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(r)   The information provided by the Acquiring Funds for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Funds for use therein; and

(s)   A true and correct copy of the Certificate of Trust, the Agreement and Declaration of Trust, and the Bylaws of the Acquiring Entity were filed with the Commission on February 4, 2011 and each, as so filed, is in full force and effect and enforceable in accordance with its respective terms.

5.	COVENANTS
5.1.   With Respect to the Reorganization, the Acquiring Funds and the Target Funds covenant and agree, respectively, as follows:

(a)   Each Target Fund and Acquiring Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Effective Date for the Reorganization, it being understood that such ordinary course of business for each Target Fund during that time period may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct its business operations in the ordinary course in all material respects.

(b)   The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Funds to approve the Reorganization (the “N-14 REGISTRATION STATEMENT”).

(c)   The Target Entity will call a meeting of the shareholders of the Target Funds to consider and act separately upon this Agreement with respect to each Target Fund and to take all other action necessary to obtain approval of the transactions contemplated herein.

(d)   The Target Funds covenant that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e)   The Target Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably request concerning the beneficial ownership of the Target Funds’ shares.

(f)   The Target Entity, on behalf of the Target Funds, will provide the Acquiring Funds with: (1) a statement of the respective tax basis and holding period of all investments to be transferred by each Target Fund to the corresponding Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Funds with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund Shareholders in connection with the Acquiring Funds’ cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations following the Closing for all of the shareholders of record of each Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the corresponding Acquiring Fund as a result of the transfer of Assets (the “TARGET FUND SHAREHOLDER DOCUMENTATION”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Funds (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. section 1.6045A-1 and section 1.6045B -1(a))) for purposes of preparing any returns required by law to be filed by the Target Funds for tax periods ending after the Effective Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Funds (the “FIN 48 WORKPAPERS”). The foregoing information will be provided within such timeframes as is mutually agreed by the parties.

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(g)   Subject to the provisions of this Agreement, the Acquiring Funds and the Target Funds will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h)   Promptly after the Closing, each Target Fund will make one or more liquidating distributions to its shareholders consisting of the shares of the corresponding Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(i)   After the Effective Date, the Target Entity, on behalf of the Target Funds, shall deliver to the Acquiring Funds a statement of the earnings and profits (accumulated and current) of each Target Fund for federal income tax purposes that will be carried over to the corresponding Acquiring Fund under Section 381 of the Code.

(j)   The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Return) that, to its knowledge, is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(k)   Any reporting responsibility of the Target Funds, including, but not limited to, the responsibility for filing regulatory reports, Returns relating to tax periods ending on or prior to the Effective Date (whether due before or after the Effective Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Funds, except as otherwise is mutually agreed by the parties in writing.

(l)   The Target Entity, on behalf of the Target Funds, shall deliver to the Acquiring Funds copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Funds for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Funds and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

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(m)   The Target Entity, on behalf of the Target Funds, agrees that the acquisition of all Assets and Liabilities of the Target Funds by the Acquiring Entity, on behalf of the Acquiring Funds, includes any right of action against current and former service providers of the Target Funds, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Funds, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

(n)   The Target Entity and the Acquiring Entity will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Funds’ Valuation Procedures will result in material differences in the prices of the portfolio securities of the Target Funds as compared to the prices of the same portfolio securities determined using the Target Funds’ valuation procedures, such valuation check to be conducted no later than one month prior to the Effective Date and again within one week of the Effective Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Target Entity and the Acquiring Entity will work together, in good faith, to eliminate or minimize such differences prior to the Closing.

(o)   The Acquiring Entity covenants that it will not make any material changes to the Acquiring Funds’ Valuation Procedures prior to the Effective Date without providing the Target Entity with written notice of such changes at least ten days prior to the effective date of such changes.

5.2.   Olstein and the Acquiring Entity hereby covenant and agree that they shall enter into an expense limitation agreement to become effective on and following the Effective Date with respect to the Acquiring Fund which will acquire substantially all of the assets and liabilities of the Olstein Strategic Opportunities Fund in the Reorganization (the “SUCCESSOR STRATEGIC FUND”).  The substantive provisions of such expense limitation agreement shall be substantially identical to those contained in the Existing Expense Limitation Agreement except that (i) the initial term of such expense limitation agreement shall begin on the Effective Date and continue until the first anniversary thereof and (ii) Olstein may only recoup from the Successor Strategic Fund amounts which have been waived, reduced, or borne by Olstein subsequent to the Effective Date.  The parties understand and intend that the covenant and agreement contained in this Section 5.2 shall survive the Reorganization, and that the shareholders of the Olstein Strategic Opportunities Fund and the shareholders of the Successor Strategic Fund are specifically intended third-party beneficiaries of this Section 5.2.  For the avoidance of doubt, the parties understand and intend that the Existing Expense Limitation Agreement will terminate on the Effective Date and that all amounts waived, reduced, or borne by Olstein on behalf of the Strategic Opportunities Fund prior to the Reorganization shall no longer be reimbursable to Olstein.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS

6.1.   The obligations of the Target Entity, on behalf of the Target Funds, to consummate the transactions provided for herein and the effectiveness of the Reorganizations shall be subject, at the Target Funds’ election, to the performance by the Acquiring Entity and the Acquiring Funds of all of the obligations to be performed by it hereunder on or before the Effective Date, and, in addition thereto, the following conditions:

(a)   All representations and warranties of the Acquiring Funds and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Date, with the same force and effect as if made on and as of the Effective Date;

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(b)   The Acquiring Entity shall have delivered to the Target Entity on the Effective Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Effective Date, to the effect that the representations and warranties of or with respect to the Acquiring Funds made in this Agreement are true and correct in all material respects at and as of the Effective Date, except as they may be affected by the transactions contemplated by this Agreement;

(c)   The Acquiring Entity and the Acquiring Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Funds, on or before the Effective Date;

(d)   The Acquiring Entity has not made any material changes to the Acquiring Funds’ Valuation Procedures between the date of this Agreement and the Effective Date, except as provided in Section 5.1(o) herein;

(e)   Endorsements to those certain policies of insurance identified on Schedule 6.1(e) extending the policy period of coverage for a time period of six years from the Effective Date in form and substance reasonably acceptable to the Trustees of the Target Entity who are not “interested persons” of Olstein as defined in the 1940 Act (the “INDEPENDENT TRUSTEES”) shall have been issued by the issuers of such policies, such endorsements and their underlying policies of insurance shall be in full force and effect, and the premiums for such endorsements shall have been paid in full.

(f)   The Target Entity shall have received a favorable opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Entity, dated the Effective Date and in a form satisfactory to the Target Entity, to the following effect:

(i)   The Acquiring Entity is duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and each Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Entity;

(ii)   This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Entity and, assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii)   The shares of each Acquiring Fund to be issued for transfer to the corresponding Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(iv)   The execution and delivery of this Agreement did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity’s organizational documents;

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(v)   The Acquiring Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(vi)   Except as disclosed in writing to the Target Entity, such counsel knows of no material legal proceedings pending against the Acquiring Funds or the Acquiring Entity; and

(vii)   To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity of the transactions contemplated by this Agreement except such as have been obtained.

In connection with the opinion contemplated by Section 6.1(e) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

7.1.   With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Funds, to consummate the transactions provided for herein and the effectiveness of the Reorganizations shall be subject, at the Acquiring Funds’ election, to the performance by the Target Entity and the Target Funds of all of the obligations to be performed by it hereunder on or before the Effective Date and, in addition thereto, the following conditions:

(a)   All representations and warranties of the Target Entity and the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Date, with the same force and effect as if made on and as of the Effective Date;

(b)   The Target Entity shall have delivered to the Acquiring Entity on the Effective Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Effective Date, to the effect that the representations and warranties of or with respect to the Target Funds made in this Agreement are true and correct in all material respects at and as of the Effective Date, except as they may be affected by the transactions contemplated by this Agreement;

(c)   The Target Entity, on behalf of the Target Funds, shall have delivered to the Acquiring Entity (i) a statement of the Target Funds’ Assets, together with a list of portfolio securities of the Target Funds showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Effective Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Funds;

(d)   The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e)   The Target Entity and the Target Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Funds, on or before the Effective Date;

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(f)   The Acquiring Entity shall have received a favorable opinion of Stradley Ronon Stevens & Young LLP, counsel to the Target Entity, dated the Effective Date and in a form satisfactory to the Acquiring Entity, to the following effect:

(i)   The Target Entity is duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and each Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Target Entity;

(ii)   This Agreement has been duly authorized, executed and delivered on behalf of the Target Entity and, assuming the N-14 Registration Statement complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii)   The execution and delivery of this Agreement did not, and the performance by the Target Entity of its obligations hereunder, including the transfer of the Assets, will not, violate the Target Entity’s organizational documents;

(iv)   The Target Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(v)   Except as disclosed in writing to the Acquiring Entity, such counsel knows of no material legal proceedings pending against the Target Entity; and

(vi)   To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Entity of the transactions contemplated by this Agreement except such as have been obtained; and

(g)   In connection with the opinion contemplated by Section 7.1(f) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Effective Date with respect to the Target Funds or the Acquiring Funds, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.   The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Target Fund in accordance with the provisions of the Target Entity’s organizational documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.1. The consummation of one Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of another Target Fund;

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EXHIBIT B

8.2.   On the Effective Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.   All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Target Funds, provided that either party hereto may for itself waive any of such conditions;

8.4.   The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.   The Target Entity and the Acquiring Entity shall have received on or before the Effective Date an opinion of Stradley Ronon Stevens & Young LLP, in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, that the Reorganization qualifies under Section 368(a)(1)(F) of the Code, and none of the Target Entity or any of the shareholders of the Target Entity will recognize any gain or loss as a result of the Reorganization. The opinion will be substantially in the form set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon Stevens & Young LLP may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.5.

The shareholders of both Target Funds shall have approved this Agreement in accordance with the provisions of the Target Entity’s agreement and declaration of trust and by-laws, applicable Delaware law, and the 1940 Act.

9.	FEES AND EXPENSES

9.1.   The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.   The Target Funds shall bear all the reasonable expenses relating to the Reorganization  including, but not limited to: (1) the external legal costs of the Target Funds, of the Acquiring Funds, and of the Independent Trustees of the Target Funds and the Acquiring Funds of preparing and negotiating this Agreement; (2) the external legal, printing and mailing costs associated with providing the supplement to the prospectus of the Target Funds notifying shareholders of board approval of this Agreement; (3) the external legal costs associated with the N-14 Registration Statement preparation, filing and negotiations with the Commission; (4) the fees charged by the Target Funds’ independent registered public accountants for services related to the Reorganization; (5) the fees charged by the Acquiring Funds’ transfer agent for services relating to the Reorganization, including printing, mailing and imaging; (6) solicitation by proxy of approval of the Reorganization by the Target Fund Shareholders, including printing, mailing, and solicitation and tabulation of shareholder votes; (7) external legal costs associated with an opinion of counsel issued to both the Target Funds and the Acquiring Funds regarding the qualification of the Reorganization as a tax-free reorganization; and (8) all necessary taxes in connection with the Reorganization, including all applicable Federal, state and foreign stock transfer stamps. The parties hereto agree to effectuate the Reorganization in a manner designed to minimize actual costs incurred. The costs to be borne by the Target Funds collectively shall be borne by each Target Fund in proportion to the net assets held by such target Fund compared to the net assets held by both Target Funds on the Effective Date.

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EXHIBIT B

10.	COOPERATION AND EXCHANGE OF INFORMATION

Prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary: (i) for the filing of any Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all Returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Funds and the Acquiring Funds for the taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Funds.

If applicable, the Acquiring Funds shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance regarding the reliability of information provided by the Target Entity to the Acquiring Entity with respect to the Target Funds’ operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-Q or any forms adopted by the Commission in replacement of Forms N-CSR or N-Q.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.   Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by (i) mutual agreement of the Acquiring Entity and the Target Entity; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before December 31, 2018, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iv) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; or (v) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive. However, a termination pursuant to this provision shall not relieve the parties of their obligations pursuant to Section 9.2 to bear expenses relating to the Reorganization, as specified in section 9.2, which were incurred prior to the termination.

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EXHIBIT B

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

14.1.   The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.   This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.   This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.   It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of: (a) the Target Funds or the Acquiring Funds, as applicable, as provided in their respective organizational documents; and (b) the other parties. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

14.6.   Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

14.7.   Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

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EXHIBIT B

14.8.   A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

15.	CONFIDENTIALITY

Each party will hold, and will cause its board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all confidential information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein or in the Confidentiality Agreement.

In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

16.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

FOR TARGET ENTITY:

The Olstein Funds
4 Manhattanville Road
Purchase, NY 10577-2119
Attn. Erik K. Olstein

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EXHIBIT B

WITH A COPY TO:

Michael P. O’Hare
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

AND ALSO WITH A COPY TO:

Steven B. King
Ballard Spahr LLP
1735 Market Street, 51st Floor
Philadelphia, PA  19103

FOR ACQUIRING ENTITY:

Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
Attention: Thomas Bausch, Esq.

WITH A COPY TO:

Michael P. O’Hare
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

FOR OLSTEIN:

Olstein Capital Management, L.P.
4 Manhattanville Road
Purchase, NY 10577-2119
Attn. Robert A. Olstein

WITH A COPY TO:

Michael P. O’Hare
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

[SIGNATURE PAGE FOLLOWS]

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EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

SIGNATURE PAGE

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

THE OLSTEIN FUNDS,
on behalf of its series
OLSTEIN ALL CAP VALUE FUND
OLSTEIN STRATEGIC OPPORTUNITY FUND

By:
Name:
Title:

MANAGED PORTFOLIO SERIES
on behalf of its series
OLSTEIN ALL CAP VALUE FUND
OLSTEIN STRATEGIC OPPORTUNITY FUND

By:
Name:
Title:

OLSTEIN CAPITAL MANAGEMENT, L.P., solely for the purposes of Sections 1.1(f), 5.2, 11.1 and 11.2 of this Agreement

By:
Name:
Title:

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EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 1.1

TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

Target Fund (Share Class	Corresponding Acquiring Fund (Share Class)
Olstein All Cap Value Fund (Adviser Class) (Class C)	Olstein All Cap Value Fund (Adviser Class) (Class C)
Olstein Strategic Opportunity Fund (Adviser Class) (Class A) (Class C)	Olstein Strategic Opportunity Fund (Adviser Class) (Class A) (Class C)

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EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

SCHEDULE 6.1(e)

Issuer	Policy Number	Policy Start Date	Aggregate Limit of Liability	Named Insured
Scottsdale Indemnity Company	XDI1700001	July 1, 2017	$2,500,000	The Olstein Funds

CNA	287394178	July 1, 2017	$10,000,000	Olstein Capital Management, L.P.

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EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

SCHEDULE 8.5

TAX OPINION

(i)   The acquisition by the Acquiring Fund of all of the Assets of its corresponding Target Fund in exchange for the Acquiring Fund shares and the assumption by the corresponding Acquiring Fund of the Liabilities of its corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)   No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.

(iii)   No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of its corresponding Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of its corresponding Target Fund pursuant to Section 1032(a) of the Code.

(iv)   No gain or loss will be recognized by the Target Fund upon the distribution of its corresponding Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.

(v)   The tax basis of the Assets of the Target Fund received by its corresponding Acquiring Fund will be the same as the tax basis of the Assets to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

(vi)   The holding periods of the Assets of the Target Fund received by its corresponding Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)   No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

(viii)   The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)   The holding period of the Acquiring Fund shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.

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EXHIBIT B

(x)   The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

Notwithstanding anything to the contrary herein, we express no opinion as to the effect of the Reorganization on the Target Funds, the Acquiring Funds or any Target Fund shareholders with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in section 1297(a) of the Code or any contract described in Section 1256(b) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) regardless of whether such transfer would otherwise be a non-taxable transaction under the Code.

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EXHIBIT C

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five fiscal years or shorter period as applicable.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Except for the period ended December 31, 2017, the information has been audited by Cohen & Company, Ltd., each Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report.  Further information about the Fund’s performance is contained in the annual and semi-annual reports, which are available upon request.

All Cap Value Fund- Adviser Class

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net Asset Value – Beginning of Period	$24.25	$20.15	$24.94	$22.83	$18.59	$14.80
Investment Operations:
Net investment income[1]	0.03	0.06	0.13	0.05	0.02	0.01
Net realized and unrealized
gain (loss) on investments	1.65	4.08	(2.03)	2.31	4.22	3.78
Total from investment operations	1.68	4.14	(1.90)	2.36	4.24	3.79
Distributions from net realized gain on investments	(1.21)	(0.04)	(2.89)	(0.25)	--	--
Net Asset Value – End of Period	$24.72	$24.25	$20.15	$24.94	$22.83	$18.59

Total Return	7.01%*	20.56%	(7.87)%	10.35%	22.81%	25.61%
Ratios (to average net assets)/
Supplemental Data:
Expenses	1.25%**	1.25%	1.25%	1.26%	1.34%[2]	1.55%
Net investment income	0.28%**	0.26%	0.60%	0.22%	0.09%	0.08%
Portfolio turnover rate[3]	25.29%*	55.51%	51.13%	57.57%	51.49%	44.43%
Net assets at end of period (000 omitted)	$212,485	$198,876	$166,465	$151,841	$98,768	$70,294
*  Not annualized.
** Annualized
1 Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

2 The Board voted to eliminate the 12b-1 Plan for the Adviser Class effective October 31, 2013 and the 0.25% 12b-1 fee was discontinued.

3  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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EXHIBIT C

All Cap Value Fund – Class C

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net Asset Value –
Beginning of Period	19.90	$16.70	$21.40	$19.82	$16.28	$13.06
Investment Operations:
Net investment loss[1]	(0.07)	(0.14)	(0.07)	(0.16)	(0.15)	(0.10)
Net realized and unrealized
gain (loss) on investments	1.34	3.38	(1.74)	1.99	3.69	3.32
Total from
investment operations	1.27	3.24	(1.81)	1.83	3.54	3.22
Distributions from net realized gain on investments	(1.21)	(0.04)	(2.89)	(0.25)	--	--
Net Asset Value – End of Period	$19.96	$19.90	$16.70	$21.40	$19.82	$16.28
Total Return‡	6.48%*	19.42%	(8.83)%	9.24%	21.74%	24.66%
Ratios (to average net assets)/
Supplemental Data:
Expenses	2.25%**	2.25%	2.25%	2.26%	2.27%	2.30%
Net investment loss	(0.72%)**	(0.74)%	(0.40)%	(0.78)%	(0.84)%	(0.67)%
Portfolio turnover rate[2]	25.29%*	55.51%	51.13%	57.57%	51.49%	44.43%
Net assets at end of
period (000 omitted)	$488,222	$493,526	$463,972	$618,561	$587,383	$522,348

‡ Total returns do not reflect any deferred sales charge for Class C Shares.
  * Not annualized.
  ** Annualized.

1 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

  2  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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EXHIBIT C

Strategic Opportunities Fund – Class A

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net Asset Value – Beginning of Period	$16.90	$13.61	$17.71	$18.34	$15.35	$11.60
Investment Operations:
Net investment loss [1]	(0.04)	(0.08)	(0.05)	(0.11)	(0.12)	(0.09)
Net realized and unrealized
gain (loss) on investments	0.62	3.37	(2.63)	1.35	4.06	3.84
Total from investment operations	0.58	3.29	(2.68)	1.24	3.94	3.75
Distributions from net realized gain on investments	--	--	(1.42)	(1.87)	(0.95)	--
Net Asset Value – End of Period	$17.48	$16.90	$13.61	$17.71	$18.34	$15.35
Total Return/	3.43%*	24.17%	(15.31)%	7.19%	26.25%	32.33%
Ratios (to average net assets)/
Supplemental Data:
Ratio of expenses:
Before expense waiver and/or recoupment	1.62%**	1.61%	1.70%	1.59%	1.60%	1.76%
After expense waiver and/or recoupment	1.60%**	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment loss:
Before expense waiver and/or recoupment	(0.53)%**	(0.51)%	(0.41)%	(0.60)%	(0.69)%	(0.80)%
After expense waiver and/or recoupment	(0.51)%**	(0.50)%	(0.31)%	(0.61)%	(0.69)%	(0.64)%
Portfolio turnover rate[2]	30.09%*	64.90%	58.24%	51.68%	60.25%	39.95%
Net assets at end of period (000 omitted)	$26,758	$31,537	$46,225	$127,928	$87,456	$42,158

/	Total returns do not reflect any sales charge for Class A shares.

*Not Annualized.

** Annualized.

1	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

  2 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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EXHIBIT C

Strategic Opportunities Fund – Class C

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013

Net Asset Value – Beginning of Period	$15.39	$12.49	$16.50	$17.33	$14.66	$11.16
Investment Operations:
Net investment loss[1]	(0.10)	(0.18)	(0.14)	(0.23)	(0.23)	(0.18)
Net realized and unrealized
gain (loss) on investments	0.57	3.08	(2.45)	1.27	3.85	3.68
Total from investment operations	0.47	2.90	(2.59)	1.04	3.62	3.50
Distributions from net realized
gain on investments	--	--	(1.42)	(1.87)	(0.95)	--
Net Asset Value – End of Period	$15.86	$15.39	$12.49	$16.50	$17.33	$14.66
Total Return/	3.05%*	23.22%	(15.92)%	6.41%	25.28%	31.36%
Ratios (to average net assets)/
Supplemental Data:
Ratio of expenses:
Before expense waiver and/or recoupment	2.37%**	2.36%	2.45%	2.34%	2.35%	2.51%
After expense waiver and/or recoupment	2.35%**	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment loss:
Before expense waiver and/or recoupment	(1.28)%**	(1.26)%	(1.15)%	(1.35)%	(1.44)%	(1.55)%
After expense waiver and/or recoupment	(1.26)%**	(1.25)%	(1.05)%	(1.36)%	(1.44)%	(1.39)%
Portfolio turnover rate [2]	30.09%*	64.90%	58.24%	51.68%	60.25%	39.95%
Net assets at end of period (000 omitted)	$28,335	$35,107	$36,127	$46,193	$26,367	$13,286

/	Total returns do not reflect any deferred sales charge for Class C shares.

*Not annualized.

** Annualized.

1	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

2  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Table Contents - Prospectus

EXHIBIT C

Strategic Opportunities Fund – Adviser Class

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	May 11, 2015[1] Through June 30, 2015

Net Asset Value – Beginning of Period	$16.99	$13.65	$17.72	$18.47
Investment Operations:
Net investment loss[2]	(0.02)	(0.04)	(0.01)	(0.00)
Net realized and unrealized
gain (loss) on investments	0.63	3.38	(2.64)	(0.75)
Total from investment operations	0.61	3.34	(2.65)	(0.75)
Distributions from net realized gain on investments	-	-	(1.42)	-
Net Asset Value – End of Period	$17.60	$16.99	$13.65	$17.72
Total Return	3.59%*	24.47%	(15.11)%	(4.06)%*
Ratios (to average net assets)/
Supplemental Data:
Ratio of expenses:
Before expense waiver and/or recoupment	1.37%**	1.36%	1.45%	1.31%**
After expense waiver and/or recoupment	1.35%**	1.35%	1.35%	1.35%**
Ratio of net investment loss:
Before expense waiver and/or recoupment	(0.28)%**	(0.26)%	(0.16)%	(0.10)%**
After expense waiver and/or recoupment	(0.26)%**	(0.25)%	(0.06)%	(0.14)%**
Portfolio turnover rate [3]	30.09%	64.90%	58.24%	51.68%*
Net assets at end of period (000 omitted)	$88,100	$86,824	$60,159	$51,738

*	Not annualized.

** Annualized.

1 Commencement of operations.

2 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

3 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Table Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 FILED BY:

Managed Portfolio Series
on behalf of its series
Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund

615 East Michigan Street
Milwaukee, Wisconsin 53202
(414) 287-3700

Relating to the September 12, 2018 Special Joint Meeting of Shareholders of:
Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund
each a series of The Olstein Funds

August 3, 2018

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated August 3, 2018, relating specifically to the Special Joint Meeting of Shareholders of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund to be held on September 12, 2018 (the “Proxy Statement/Prospectus”).  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling the Olstein Funds at 800-799-2113 or by sending an e-mail request to info@olsteinfunds.com.

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TABLE OF CONTENTS

PAGE
GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION	3
PRO FORMA FINANCIAL INFORMATION	3

Table of Contents - SAI
2

GENERAL INFORMATION

Target Olstein Funds (series of The Olstein Funds)	Acquiring Funds (series of Managed Portfolio Series)
Olstein All Cap Value Fund	Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund	Olstein Strategic Opportunities Fund

This Statement of Additional Information relates to: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Olstein Funds by the corresponding Acquiring Funds (as set forth above) in exchange for shares of the corresponding Acquiring Funds; (b) the distribution of shares of the corresponding class of the Acquiring Funds to the shareholders of the Target Olstein Funds; and (c) the liquidation and termination of the Target Olstein Funds and the Olstein Trust (the “Reorganization”).  Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

Because the Acquiring Funds are newly formed series of Managed Portfolio Series (the “Acquiring Trust”), the Acquiring Funds have not published an annual or semi-annual report to shareholders.  This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

•	Statement of Additional Information dated October 31, 2017 for the Target Olstein Funds (the “Target Olstein Funds SAI”) (File No. 811-09038)

●	Statement of Additional Information dated July 13, 2018, as revised August 2, 2018 for the Acquiring Funds (“Acquiring Funds SAI”)

•
The Target Olstein Funds’ audited financial statements and related report of the independent public accounting firm included in the Target Olstein Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2017 (“Target Olstein Funds Annual Report”) (File No. 811-09038).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference and no other parts of the Annual Report are incorporated by reference.

•
The Target Olstein Funds’ unaudited financial statements included in the Target Olstein Funds Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2017 (the “Target Olstein Funds Semi-Annual Report”) (File No. 811-09038).  Only the financial statements included in the Semi-Annual Report are incorporated herein by reference and no other part of the Semi-Annual Report is incorporated by reference.

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, each Target Olstein Fund is proposed to be reorganized into a corresponding Acquiring Fund.  Pro forma financial information has not been prepared for the Reorganization of the Target Olstein Funds because the corresponding Acquiring Funds are newly organized shell series with no assets (other than seed capital) or liabilities, and will commence investment operations upon completion of the Reorganization in order to continue the operations of the Target Olstein Funds.  The Target Olstein Funds will be the accounting survivors of the Reorganization.

Table of Contents - SAI
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PART C: OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
(1)	(b)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017

(2)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is attached as Exhibit B to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)	(a)
Investment Advisory Agreement between the Trust, on behalf of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund, and Olstein Capital Management, L.P. – incorporated herein by reference from Post-Effective Amendment No. 373 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2018

(6)	(b)
Operating Expenses Limitation Agreement between the Trust, the Trust, on behalf of the Olstein Strategic Opportunities Fund, and Olstein Capital Management, L.P. – incorporated herein by reference from Post-Effective Amendment No. 373 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2018

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(7)
Distribution Agreement between the Trust, on behalf of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund, and Olstein Capital Management, L.P., and Compass Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 373 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2018

(8)			Not applicable.
(9)	(a)		Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(b)
Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 373 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2018

(10)			Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 373 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2018
(11)
Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP for the Olstein All Cap Value Fund, and Olstein Strategic Opportunities Fund – incorporated herein by reference from Post-Effective Amendment No. 373 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2018

(12)			Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters – to be filed by amendment
(13)	(a)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(i)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 373 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2018

	(b)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 373 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2018

(14)			Consent of Independent Registered Public Accounting Firm is filed herewith
(15)			Not applicable.
(16)
Power of Attorneys for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated November 18, 2015 – incorporated herein by reference from Post-Effective Amendment No. 217 to Registrant’s Registration Statement on Form N-1A filed on March 24, 2016

(17)			Form of Proxy Card is filed herewith.

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ITEM 17.  UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin on the  2nd day of August, 2018.

Managed Portfolio Series By: /s/ James R. Arnold James R. Arnold President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the  2nd day of August, 2018.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In-Fact pursuant to Power of Attorney

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PART C
EXHIBIT INDEX

Exhibit Number	Description
(14)	Consent of Independent Registered Public Accounting Firm
(17)	Form of Proxy Card

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